As filed with the Securities and Exchange Commission on August 1, 1997
                                                       Registration No. 2-88566
                                       Investment Company Act File No. 811-4255
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. |_|
                                       ---
                       Post-Effective Amendment No. 24 |X|
                                      ----

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 |X|
                              Amendment No. 24 |X|
                        (Check appropriate box or boxes)

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST1
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                Lawrence Zicklin
                  c/o Neuberger&Berman Management Incorporated
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[  ]     Immediately upon filing            [  ]     on April 25, 1997 pursuant
         pursuant to paragraph (b)                    to paragraph (b)

[  ]     60 days after filing               [  ]     on _________ pursuant to
         pursuant to paragraph (a)(1), or            paragraph (a)(1)

[X ]     75 days after filing               [  ]     on ___________ pursuant to
         pursuant to paragraph (a)(2) or             paragraph (a)(2)of Rule 485


* Registrant has elected to register an indefinite number of shares of all series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has filed the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1996, on February 21, 1997.

1        Registrant is a "master/feeder fund." This Post-Effective Amendment No.
         24 includes a signature page for the master fund, Advisers Managers Trust.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

         The enclosed materials relate to the Guardian Portfolio and the Mid-Cap Growth Portfolio only (collectively, the "Portfolios"), each of which is a separate series of Neuberger&Berman Advisers Management Trust (the "Registrant").

         The remaining Portfolios of the Registrant are offered by Prospectuses and a Statement of Additional Information that have been filed with the Commission in a previous Post-Effective Amendment to the Registrant's Registration Statement.

         I.       Prospectus for Registrant's Guardian Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Performance Information

4.       General Description of
         Registrant..................               Investment Programs;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                      Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                       Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable

         II.      Prospectus for Registrant's Mid-Cap Growth Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                      Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                       Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable

                                     Part B

         III. Joint Statement of Additional Information for Guardian Portfolio and Mid-Cap Growth Portfolio

                                                    Statement of Additional
Form N-1A Part B Item                               Information Caption

10.      Cover Page..................               Cover Page

11.      Table of Contents..........                Table of Contents

12.      General Information and
         History.....................               Information Regarding
                                                    Organization,
                                                    Capitalization and Other
                                                    Matters (Part A);
                                                    Investment Information

13.      Investment Objectives and
         Policies....................               Investment Information

14.      Management of the Fund......               Trustees and Officers;
                                                    Investment Management,
                                                    Advisory and
                                                    Administration Services

15.      Control Persons and Principal
         Holders of Securities.......               Control Persons and
                                                    Principal Holders of
                                                    Securities

16.      Investment Advisory and other
         Services....................               Investment Management,
                                                    Advisory and
                                                    Administration Services;
                                                    Distribution
                                                    Arrangements; Reports to
                                                    Shareholders; Custodian;
                                                    Independent Auditors

17.      Brokerage Allocation........               Portfolio Transactions

18.      Capital Stock and other
         Securities..................               Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters (Part A)

19.      Purchase, Redemption and
         Pricing of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value (Part A);
                                                    Distribution Arrange-
                                                    ments; Additional
                                                    Redemption Information

20.      Tax Status..................               Dividends, Other
                                                    Distributions and Tax
                                                    Status (Part A);
                                                    Additional Tax
                                                    Information

21.      Underwriters................               Distribution Arrangements

22.      Calculation of Performance
         Data........................               Inapplicable

23.      Financial Statements........               Inapplicable


                                     PART C


Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                               GUARDIAN PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                October ___, 1997

                              Subject to Completion
                                 August 1, 1997


                    [THIS LEGEND APPEARS ON THE COVER PAGE]

      INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE
  SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES
  EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER OR A SOLICITATION OF
     AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY
       STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL
       PRIOR TO REGISTRATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Guardian Portfolio
----------------------------------------

         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of nine separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE GUARDIAN PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Guardian Investments, the Guardian Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Guardian Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Guardian Portfolio. The investment performance of the Guardian Portfolio will directly correspond with the investment performance of AMT Guardian Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Guardian Portfolio and keep it for future reference. It contains information about the Guardian Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated ________, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

         Date of Prospectus:  October __, 1997

                             TABLE OF CONTENTS PAGE


SUMMARY ...................................................................   1
         The Portfolios and Series.........................................   1
         Risk Factors......................................................   1
         Management........................................................   1
         The Neuberger&Berman Investment Approach .........................   1

INVESTMENT PROGRAM.........................................................   3
         AMT Guardian Investments..........................................   3
         Short-Term Trading; Portfolio Turnover............................   3
         Other Investments ................................................   3
         Ratings of Debt Securities........................................   3
         Borrowings .......................................................   4

PERFORMANCE INFORMATION....................................................   4

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS..........................................   5
         The Portfolios ...................................................   5
         The Series ........................................................  6

SHARE PRICES AND NET ASSET VALUE............................................  7

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS...............................  8
         Dividends and Other Distributions .................................  8
         Tax Status ........................................................  8

SPECIAL CONSIDERATIONS......................................................  8

MANAGEMENT AND ADMINISTRATION...............................................  9
         Trustees and Officers .............................................  9
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 10
         Expenses .......................................................... 11
         Expense Limitation................................................. 11
         Transfer and Dividend Paying Agent ................................ 11

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 12
         Distribution and Redemption of Trust Shares ....................... 12
         Distribution Plan ................................................. 12

SERVICES.................................................................... 13

DESCRIPTION OF INVESTMENTS.................................................. 13

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 16

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Guardian Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.

         A summary of important features of  the  Guardian  Portfolio  and  its
corresponding   Series  appears  below.  You  should  also  read  the  complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.


Neuberger&Berman         Investment                      Principal Series
Advisers Management      Objective                       Investments
Trust

GUARDIAN PORTFOLIO       Capital appreciation and,       Common stocks of
                         secondarily, current  income    long-established,
                                                         high-quality companies
================================================================================

Risk Factors

         An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Guardian Investments, in foreign securities and options contracts.

Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Guardian Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

         AMT Guardian Investments is managed using the value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

         Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio--that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

         Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

INVESTMENT PROGRAM

         The investment policies and limitations of the Guardian Portfolio and its corresponding Series, AMT Guardian Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Guardian Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.

         Investment policies and limitations of the Guardian Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.

         Additional investment techniques, features, and limitations concerning AMT Guardian Investments' investment program are described in the SAI.

AMT Guardian Investments

         The  investment   objective  of  AMT  Guardian   Investments   and  its
corresponding Portfolio is to seek capital appreciation and, secondarily, current income. This investment objective is non-fundamental.

         AMT Guardian Investments invests primarily in common stocks of long-established, high-quality companies. AMT Guardian Investments uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

Short-Term Trading; Portfolio Turnover

         While AMT Guardian Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.

         It is anticipated that the annual portfolio turnover rate of AMT Guardian Investments generally will not exceed 100%. Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Other Investments

         For temporary defensive purposes, AMT Guardian Investments may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Guardian Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION

         Performance information for the Guardian Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period and through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.

         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

PERFORMANCE OF A FUND COMPARABLE TO THE GUARDIAN PORTFOLIO AND AMT GUARDIAN INVESTMENTS. AMT Guardian Investments and the Guardian Portfolio (the "AMT Guardian Funds") have investment objectives, policies, limitations and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by N&B Management - Neuberger&Berman Guardian Fund (and the Guardian master series). The following table shows the average annual total returns of Neuberger&Berman Guardian Fund for the 1-year, 3-year, 5-year and 10-year periods and since inception for the period ended December 31, 1996. The table also shows a comparison with the Standard & Poor's 500 Index, which is pertinent to the Neuberger&Berman Guardian Fund.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                             ENDED DECEMBER 31, 1996

                                    1 Year     3 Year     5 Year     10 Year
                                    ------     ------     ------     -------
Neuberger&Berman Guardian Fund      17.88%     16.14%     16.37%      15.45%
Standard & Poor's 500 Index         22.90%     19.63%     15.18%      15.23%

         The figures for the Neuberger&Berman Guardian Fund depicted above reflect that fund's expense ratio, and do not reflect any sales charges imposed in connection with investment in that fund. Although the objectives, polices, limitations and strategies of the AMT Guardian Funds are substantially similar to Neuberger&Berman Guardian Fund and its corresponding master series, the AMT Guardian Funds are distinct mutual funds from the Neuberger&Berman Guardian Fund and may have different fees, expenses, investment returns, portfolio holdings, and risk/return characteristics than that fund. Historical performance of substantially similar mutual funds is not indicative of future performance of the AMT Guardian Funds.


INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series

         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has nine separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

         The Guardian Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         AMT Guardian Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange ("AMex"), other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Guardian Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         Certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits). AMT Guardian Investments and the Guardian Portfolio have applied for a similar ruling.

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

         The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Guardian Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of
Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test. AMT Guardian Investments and the Guardian Portfolio have applied for a similar ruling.


MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the nine Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Kent C. Simons and Kevin L. Risen are primarily responsible for the day-to-day management of AMT Guardian Investments. Mr. Simons and Mr. Risen are Vice Presidents of N&B Management and principals of Neuberger&Berman. Mr. Simons has had responsibility for the Neuberger&Berman Guardian Portfolio and the Neuberger&Berman Guardian Fund's predecessor since 1983. Mr. Risen has had those responsibilities since 1996. Mr. Risen has been a portfolio manager for Neuberger&Berman since 1995. He was a research analyst at Neuberger&Berman from 1992 to 1995; from 1990 to 1992, he was a research analyst at another prominent financial services firm.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                               Management                   Administration
                                (Series)                      (Portfolio)


GUARDIAN              0.55% of first $250 million                0.30%
                      0.525% of next $250 million
                      0.50% of next $250 million
                      0.475% of next $250 million
                      0.45% of next $500 million
                      0.425% of over $1.5 billion


===============================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including the compensation of N&B Management, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio. The Portfolio has in turn agreed to repay N&B Management through December 31, 1999, for the excess operating expenses N&B Management reimbursed to the Portfolio, so long as the Portfolio's annual operating expenses during that period do not exceed the expense limitation.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

         State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its
investment in  the  Trust.   This  might  force  the  Trust  to  sell portfolio
securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.


SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Program" herein, AMT Guardian Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 10% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

         The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts (ADRs). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

         The Series may invest in ADRs, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not
contractually obligated to disclose  material   information in the U.S. and,
therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may under cut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.

         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

CALL OPTIONS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.

         The primary risks in using call options are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the options; (2) possible lack of a liquid secondary market for options and the resulting inability to close out a options when desired; (3) the fact that the use of options is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of options for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of options. When the Series uses options, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Options are considered derivatives.

REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements.

CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, commercial paper, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

SHORT SALES AGAINST-THE-BOX. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.

USE OF JOINT STATEMENT OF ADDITIONAL INFORMATION

         The Portfolio and its corresponding Series each acknowledges that it is solely responsible for all information or lack of information about the Portfolio and Series that may be contained in the Joint SAI, and no other
Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving the Portfolio's and Series' use of a combined SAI.

                            MID-CAP GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                October ___, 1997

                              Subject to Completion
                                 August 1, 1997

                    [THIS LEGEND APPEARS ON THE COVER PAGE]

      INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE
  SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES
  EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER OR A SOLICITATION OF
     AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY
       STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL
       PRIOR TO REGISTRATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


    Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Mid-Cap Growth Portfolio


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of nine separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE MID-CAP GROWTH PORTFOLIO ONLY.

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Mid-Cap Growth Investments, the Mid-Cap Growth Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Mid-Cap Growth Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Mid-Cap Growth Portfolio. The investment performance of the Mid-Cap Growth Portfolio will directly correspond with the investment performance of AMT Mid-Cap Growth Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Mid-Cap Growth Portfolio and keep it for future reference. It contains information about the Mid-Cap Growth Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated October __, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                  Date of Prospectus:  October __, 1997

                             TABLE OF CONTENTS PAGE

SUMMARY  ..................................................................  1
         The Portfolios and Series.........................................  1
         Risk Factors......................................................  1
         Management........................................................  2
         The Neuberger&Berman Investment Approach..........................  2

INVESTMENT PROGRAM.........................................................  2
         AMT Mid-Cap Growth Investments ...................................  3
         Short-Term Trading; Portfolio Turnover............................  4
         Other Investments ................................................  4
         Ratings of Debt Securities........................................  4
         Borrowings .......................................................  5

PERFORMANCE INFORMATION....................................................  5

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS..........................................  6
         The Portfolios ...................................................  6
         The Series .......................................................  7

SHARE PRICES AND NET ASSET VALUE...........................................  8

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS..............................  8
         Dividends and Other Distributions ................................  8
         Tax Status .......................................................  9

SPECIAL CONSIDERATIONS.....................................................  9

MANAGEMENT AND ADMINISTRATION.............................................. 10
         Trustees and Officers ............................................ 10
         Investment Manager, Administrator, Sub-Adviser and Distributor ... 10
         Expenses ......................................................... 11
         Expense Limitation................................................ 12
         Transfer and Dividend Paying Agent ............................... 12

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................ 13
         Distribution and Redemption of Trust Shares. ..................... 13
         Distribution Plan ................................................ 13

SERVICES .................................................................. 14

DESCRIPTION OF INVESTMENTS................................................. 14

USE OF JOINT STATEMENT
OF ADDITIONAL INFORMATION.................................................. 18

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Mid-Cap Growth Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.

         A summary of important features of the Mid-Cap Growth Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolios and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.


Neuberger&Berman         Investment                Principal Series
Advisers Management      Objective                 Investments
Trust

MID-CAP GROWTH           Capital appreciation      Equity securities of medium
   PORTFOLIO                                       sized companies under normal
                                                   market conditions
================================================================================

Risk Factors

         An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Mid-Cap Growth Investments, in foreign securities, options and futures contracts, zero coupon bonds and debt securities rated below investment grade.

         AMT Mid-Cap Growth Investments may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" in this Prospectus and "Fixed Income Securities" in the SAI.

         As part of its strategy to achieve long-term capital appreciation, AMT Mid-Cap Growth Investments may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars. The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the United States. Such risks may be greater in emerging industrialized and less developed countries. Most of the foreign securities held by the Series are likely to be denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, and forward foreign currency exchange contracts for hedging or in furtherance of the Series' investment objective. The use of these strategies may entail special risks. See "Borrowings" and "Description of Investments" in this Prospectus.

Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Mid-Cap Growth Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio.
 See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

         AMT Mid-Cap Growth Investments is normally managed using a growth-oriented investment approach. A growth approach seeks out stocks of companies that are projected to grow at above-average rates and that may appear poised for a period of accelerated earnings.

         In selecting equity securities for AMT Mid-Cap Growth Investments, N&B Management will consider, among other factors, an issuer's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuations, and other investment criteria.


INVESTMENT PROGRAM

         The investment policies and limitations of the Mid-Cap Growth Portfolio and its corresponding Series, AMT Mid-Cap Growth Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Mid-Cap Growth Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.

         Investment policies and limitations of the Mid-Cap Growth Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.

         Additional investment techniques, features, and limitations concerning AMT Mid-Cap Growth Investments' investment program are described in the SAI.

AMT Mid-Cap Growth Investments

         The investment objective of AMT Mid-Cap Growth Investments and its corresponding Portfolio is to seek capital appreciation. This investment objective is not fundamental and may be changed by the approval of a majority of the Trustees of the Trust and Managers Trust.

         The Series invests in a diversified portfolio of common stocks that N&B Management believes have the potential for long-term above-average capital appreciation. Under normal conditions, the Series primarily invests in the common stocks of medium capitalization companies. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered "medium capitalization" companies. The Trust and Managers Trust may revise this definition based on market conditions. Although the Series will invest primarily in the common stocks of medium-capitalization companies, investments may be made in the securities of larger, widely traded companies as well as smaller, less well-known companies. At times, markets may favor the relative safety of larger capitalization securities and the greater growth potential of smaller capitalization securities over medium-capitalization securities. The Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         Investments in smaller and medium sized companies may present greater opportunities for capital appreciation, but may involve greater risks and share price volatility than investments in securities of larger capitalization companies. Medium capitalization companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange. As a result, medium capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies, and any such movements may be reflected in the Portfolio's net asset value. Further, the disposition of securities to meet redemptions may require the Series to sell these securities at a disadvantageous time, or at disadvantageous prices, or to make many small sales over a lengthy period of time.

         The Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than an investor focusing primarily on current fundamental value. The Series also diversifies its investments into many companies and industries.

         Although equity securities are normally the Series' primary investment, up to 10% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade, but rated at least C by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P"), or comparable unrated securities. Securities that are below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" in this Prospectus and "Fixed Income Securities" and "Appendix A" in the SAI. Because the Series may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States, it may be subject to increased risks and expenses, See "Foreign Securities" in this Prospectus and the SAI. Because the Series may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States, it may be subject to increased risks and expenses. See "Foreign Securities" in this Prospectus and the SAI. The Series may also invest in other instruments, and may hold a portion of its investment in cash or money market instruments. See "Description of Investments" in this Prospectus.

Short-Term Trading; Portfolio Turnover

         While AMT Mid-Cap Growth Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable.

         It is anticipated that the annual portfolio turnover rate of the Series in some fiscal years may exceed 100%. Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Other Investments

         For temporary defensive purposes, AMT Mid-Cap Growth Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

LOWER-RATED SECURITIES. Debt securities rated lower than Baa by Moody's or BBB by S&P and comparable unrated securities are considered to be below investment grade. AMT Mid-Cap Growth Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade but rated at least C by Moody's or S&P, or comparable unrated securities. For purposes of this limit, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such securities may be considered predominantly speculative, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured.

         Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. In the case of lower-rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Mid-Cap Growth Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION

         Performance information for the Mid-Cap Growth Portfolio may be presented from time to time in advertisements and sales literature. The
Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, the five-year period and ten-year period through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.

         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.


INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series

         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has nine separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Mid-Cap Growth Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         AMT Mid-Cap Growth Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange ("AMex"), other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day the NAV is calculated. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         Certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits). AMT Mid-Cap Growth Investments and the Mid-Cap Growth Portfolio have applied for a similar ruling.

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

          The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Mid-Cap Growth Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of
Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test. AMT Mid-Cap Growth Investments and the Mid-Cap Growth Portfolio have applied for a similar ruling.

MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the nine Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of

December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Jennifer K. Silver and Brooke A. Cobb are primarily responsible for the day-to-day management of AMT Mid-Cap Growth Investments. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Mid-Cap Growth Investments since its inception in October 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Previously, Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                      Management                 Administration
                                       (Series)                    (Portfolio)


MID-CAP GROWTH                0.55% of first $250 million              0.30%
                              0.525% of next $250 million
                              0.50% of next $250 million
                              0.475% of next $250 million
                              0.45% of next $500 million
                              0.425% of over $1.5 billion


         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including the compensation of N&B Management, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio. The Portfolio has in turn agreed to repay N&B Management through December 31, 1999, for the excess operating expenses N&B Management reimbursed to the Portfolio, so long as the Portfolio's annual operating expenses during that period do not exceed the expense limitation.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

         State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares.

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans.
Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Mid-Cap Growth Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

         The Series may invest up to 20% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. The 20% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

         The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Investments in foreign securities could be affected by factors generally not thought to be present in the United States. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.

FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.

         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 25% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The Series also may try to reduce the risk of securities price changes and expected changes in prevailing currency exchange rates (hedge) and may write covered call options and purchase put options on debt securities in their portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including transactional expense, price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

         The Series may enter into futures contracts on debt securities, interest rates, and securities indices, and may purchase and sell options on such contracts on both the U.S. and foreign exchanges for hedging and non-hedging purposes.

         The Series may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may also use options on foreign currencies to cross-hedge. In addition, the Series may purchase call or put options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are trade in the over-the-counter market may be considered to be illiquid securities and subject to the restriction on illiquid securities. (See "Illiquid Securities," above.)

         To realize greater income than would be realized on portfolio securities transactions alone, the Series may write call and put options on any securities in which it may invest or options on any securities index based on securities in which the Series may invest. The Series will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The Series pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rate.

         The primary risks in using put and call options, futures contracts and options on futures contracts, or foreign currencies ("Hedging Instruments") are
(1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for options and the resulting inability to close out a Hedging Instruments when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. When the Series uses Hedging Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures and options contracts are considered derivatives. Losses that may arise from certain futures contracts are potentially unlimited.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' and Portfolios' NAV.

REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. The Series may lend portfolio securities amounting to not more than 25% of its assets and may enter into repurchase agreements on up to 25% of its net assets. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements.

CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.

OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade and non-investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


USE OF JOINT STATEMENT
OF ADDITIONAL INFORMATION

         The Portfolio and its corresponding Series each acknowledges that it is solely responsible for all information or lack of information about the Portfolio and Series that may be contained in the Joint SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving the Portfolio's and Series' use of a combined SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated October__, 1997


         The Mid-Cap Growth Portfolio and Guardian Portfolio, (each a "Portfolio") of Neuberger&Berman Advisers Management Trust ("Trust") offer shares pursuant to a Prospectus dated October __, 1997 and invest all of their net investable assets in AMT Mid-Cap Growth Investments and AMT Guardian Investments (each a "Series"), respectively.

         Each Portfolio's Prospectus provides the basic information that an investor ought to know before investing. A copy of the Prospectus may be obtained, without charge, by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         This SAI relates only to the Mid-Cap Growth Portfolio and Guardian Portfolio. A separate statement of additional information dated May 1, 1997 has been prepared for the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio of the Trust.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                           Page

INVESTMENT INFORMATION......................................................  1
         Investment Policies and Limitations................................  1
         Rating Agencies....................................................  5
         Discussions With Portfolio Managers................................  5
         Additional Investment Information..................................  6

CERTAIN RISK CONSIDERATIONS................................................. 31

PERFORMANCE INFORMATION..................................................... 31

TRUSTEES AND OFFICERS....................................................... 39

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................... 39

INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION
SERVICES.................................................................... 39
         Expense Limitation................................................. 40
         Management and Control of N&B Management........................... 41
         Sub-Adviser........................................................ 41
         Investment Companies Advised  ..................................... 42

DISTRIBUTION ARRANGEMENTS................................................... 45

ADDITIONAL REDEMPTION INFORMATION........................................... 46
         Suspension of Redemptions.......................................... 46
         Redemptions in Kind................................................ 46

DIVIDENDS AND OTHER DISTRIBUTIONS........................................... 47

ADDITIONAL TAX INFORMATION.................................................. 47
         Taxation of the Portfolios......................................... 47
         Taxation of the Series............................................. 48

VALUATION OF PORTFOLIO SECURITIES........................................... 51

PORTFOLIO TRANSACTIONS...................................................... 52
         Portfolio Turnover................................................. 56

REPORTS TO SHAREHOLDERS..................................................... 57

                                TABLE OF CONTENTS

                                                                           Page


CUSTODIAN AND TRANSFER AGENT................................................ 57

INDEPENDENT AUDITORS........................................................ 57

LEGAL COUNSEL............................................................... 57

REGISTRATION STATEMENT...................................................... 57

Appendix A..................................................................A-1
         RATINGS OF SECURITIES..............................................A-1

Appendix B..................................................................B-1
         A CONVERSATION WITH ROY NEUBERGER..................................B-1

                             INVESTMENT INFORMATION

         Each Portfolio is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in the corresponding Series of Advisers Managers Trust ("Managers Trust"), which has an investment objective identical to, and a name similar to, that of the Portfolio. Each Series, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Portfolio. (The Trust and Managers Trust, which also is a diversified, open-end management investment company, are together referred to below as the "Trusts"). All Series of Managers Trust are managed by Neuberger&Berman Management Incorporated ("N&B Management").

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Portfolio and each Series. Unless otherwise specified, those investment policies and limitations are not fundamental and may be changed by the Trustees of the Trust and Managers Trust. The fundamental investment policies and limitations of a Portfolio or a Series may not be changed without the approval of the lesser of
(1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Series represented at a meeting at which more than 50% of the outstanding Portfolio or Series shares are represented or (2) a majority of the outstanding shares of the Portfolio or Series. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in the investment objective or a fundamental investment policy or limitation of its corresponding Series, the Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations

         Each Portfolio has the following fundamental investment policy, to enable it to invest in its corresponding Series:

Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Portfolio are identical to those of its corresponding Series. Therefore, although the following discusses the investment policies and limitations of the Series, it applies equally to their corresponding Portfolios. Because each Portfolio invests all of its net investable assets in its corresponding Series, however, a Series' investment policies and limitations govern the type of investments in which the corresponding Portfolio has an indirect interest.

         For  purposes  of  the  investment  limitation  on  concentration  in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, an issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of a Series without credit support, the Series treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry.

         Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Series.

         The Series' fundamental investment policies and limitations are as follows:

         1. Borrowing. Each Series may not borrow money, except that a Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Series' total assets, the Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. Commodities. Each Series may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing futures contracts or options (including options on futures (and, with respect to AMT Mid-Cap Growth Investments, foreign currencies and forward contracts) but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. Diversification. Each Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Series' total assets would be invested in the securities of that issuer or (ii) the Series would hold more than 10% of the outstanding voting securities of that issuer.

         4. Industry Concentration. Each Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of
(i) the securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or (ii) investments by the Series in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

         5. Lending. Each Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. Real Estate. Each Series may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. Senior Securities. Each Series may not issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. Each Series may not underwrite securities of other issuers, except to the extent that a Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         The following non-fundamental investment policies and limitations apply to all Series unless otherwise indicated.

       1. Borrowing. Each Series may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

       2.  Lending.   Except for the purchase of debt securities and engaging in repurchase agreements, each Series may not make any loans other than securities loans.

       3. Margin Transactions. Each Series may not purchase securities on margin from brokers, except that a Series may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

       4. Short Sales. Each Series may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold. Transactions in futures contracts and options shall not constitute selling securities short.

       5. Illiquid Securities. The Series may not purchase any security if, as a result, more than 15% of its net assets with respect to AMT Mid-Cap Growth Investments or 10% of its net assets with respect to AMT Guardian Investments would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Series has valued the securities, such as repurchase agreements maturing in more than seven days.

       6. Investments in Any One Issuer. (AMT Guardian Investments). The Series may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Series' total assets would be invested in the securities of that issuer.

       7. Puts, Calls, Straddles, or Spreads. (AMT Guardian Investments). The Series may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Series may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Series does not construe the foregoing limitation to preclude it from purchasing or writing options on futures contracts.

       8. Foreign Securities. (AMT Guardian Investments). These Series may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

       9. Pledging. (AMT Guardian Investments). The Series may not pledge or hypothecate any of its assets, except that the Series may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Series to a mutual insurance company of which the Series is a member.

Rating Agencies

          As discussed in the Prospectus, each Series may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Series may rely on the ratings of any NRSRO, the Series mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

Discussions With Portfolio Managers

AMT Guardian Investments

         AMT  Guardian   Investments   subscribes  to  the  same   stock-picking
philosophy followed since Roy R. Neuberger founded a similar mutual fund in 1950.

         The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. Say the portfolio co-managers, "We're usually early in and early out. We'd rather buy an undervalued stock because we expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. We like a stock 'under a rock' or with a cloud over it; you are not going to get great companies at great valuations when the market perception is great."

         "People who switch around a lot are not going to benefit from our approach. They're following the market -- we're looking at fundamentals."

AMT Mid-Cap Growth Investments

         Co-Portfolio managers of AMT Mid-Cap Growth Investments use a growth and earnings momentum approach to investing. To uncover these mid-cap stocks they employ fundamental analysis, quantitative screens and conduct meetings with company management. These stocks are generally found among fast growing companies in growing industries. Say the portfolio co-managers, "We are looking for the Fortune 500 companies of tomorrow". The fund looks for companies with strong growth potential and balances this with valuation analysis.

Additional Investment Information

         One or both of the Series, as indicated below, may make the following investments, among others although they may not buy all of the types of securities, or use all of the investment techniques, that are described.

         Repurchase Agreements. In a repurchase agreement, a Series purchases securities from a bank that is a member of the Federal Reserve System, or a securities dealer, that agrees to repurchase the securities from the Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven business days are considered to be illiquid securities; no Series may enter into such a repurchase agreement if, as a result, more than 15%, with respect to AMT Mid-Cap Growth Investments, or 10%, with respect to AMT Guardian Investments, of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Series will enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Series' investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Series' account by the custodian or a bank acting as the Series' agent.

         Securities Loans. In order to realize income, each Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Series by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Trustees of Managers Trust (the "Series Trustees") and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Restricted Securities and Rule 144A Securities. Each Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Series qualify under Rule 144A, and an institutional market develops for those securities, the Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Series' illiquidity. N&B Management, acting under guidelines established by the Series Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered by a Series to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the U.S.

         Where registration is required, a Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Series might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to AMT Mid-Cap Growth Investments' 15%, and AMT Guardian Investments' 10%, limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Series' Trustees believe accurately reflect fair value.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, a Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Series' investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Series will deposit in a segregated account with its custodian cash, fixed income, or equity securities, marked to market daily to the extent required by SEC staff policy, in an amount at least equal to each Series' obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series.

          Banking and Savings Institution Securities. (AMT Mid-Cap Growth Investments). The Series may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Series invests typically are not covered by deposit insurance.

         Foreign Securities.  Each of  the   Series   may   invest   in   U.S.
dollar-denominated securities issued by foreign issuers (including governments, quasi-governments and banks) and foreign branches of U.S. banks, including negotiable CDs, commercial paper and bankers' acceptances. These investments are subject to each Series' quality standards.

         Investments in foreign securities involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.

         The Series may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, (2) convertible securities,
(3) warrants with respect to AMT Mid-Cap Growth Investments, (4) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks,
(5) obligations of other corporations, and (6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) nationalization, expropriation, or confiscatory taxation, (2) adverse changes in investment or exchange control regulations
(which could prevent cash from being brought back to the U.S.), and (3) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Series endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Series is uninvested and no return is earned thereon. The inability of a Series to make intended security purchases due to settlement problems could cause a Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Series due to subsequent declines in value of the portfolio securities, or, if a Series has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Series' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         In order to limit the risk inherent in investing in foreign-currency-denominated securities, the Series may not purchase any such security if after such purchase more than 10% of its total assets with respect to AMT Guardian Investments, and 20% of its total assets with respect to AMT Mid-Cap Growth Investments, (taken at market value) would be invested in such securities. Within such limitation, however, a Series is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Forward Commitments and When-Issued Securities. (AMT Mid-Cap Growth Investments). The Series may purchase securities on a when-issued basis, that is, by committing to purchase securities (to secure an advantageous price and yield at the time of the commitment) and completing the purchase by making payment against delivery of the securities at a future date. These transactions involve a commitment by the Series to purchase or sell securities at a future date (ordinarily within two months although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated.
When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable the Series to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Series might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Series might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Series' net asset value starting on the date of the agreement to purchase the securities. Because the Series has not yet paid for the securities, this produces an effect similar to leverage. The Series does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Series makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Series' assets. Fluctuations in the market value of the underlying securities are not reflected in the Series' net asset value ("NAV") as long as the commitment to sell remains in effect.

         The Series will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Series may dispose of or renegotiate a commitment after it has been entered into. The Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. The Series may realize a capital gain or loss in connection with these transactions.

         When the Series purchases securities on a when-issued basis, it will deposit, in a segregated account with its custodian, until payment is made, cash, fixed income, or equity securities having an aggregate market value (determined daily to the extent required by SEC staff policy) at least equal to the amount of the Series' purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

         Covered Call Options (All Series) and Put Options on Individual Securities. (AMT Mid-Cap Growth Investments). AMT Mid-Cap Growth Investments may write and purchase put and call options on securities. Each Series may write or purchase covered call options on securities it owns valued at up to 10% with respect to AMT Guardian Investments, and 25% with respect to AMT Mid-Cap Growth Investments of its net assets. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Series on the Series' and its corresponding Portfolio's NAV. The Series may also write covered call options to earn premium income. Securities on which call and put options may be written and purchased by a Series are purchased solely on the basis of investment considerations consistent with the Series' investment objectives.

         AMT Mid-Cap Growth Investments may write call options and purchase put options on securities in order to hedge (i.e., write or purchase options to reduce the effect of price fluctuations of securities held by the Series that affect the Portfolio's NAV), and may also purchase or write put options, purchase call options and write covered call options in an attempt to enhance income.

         The Series will receive a premium for writing a put option, which will obligate the Series to acquire a certain security at a price at any time until a certain date if the purchaser of the option decides to exercise the option. The writer of the option may be obligated to purchase the security at more than its current value.

         When the Series purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Series would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         When a Series writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. A Series receives a premium for writing the call option. Each Series writes only "covered" call options on securities it owns. So long as the obligation of the writer of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Series may be obligated to deliver securities underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When a Series purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by a Series to protect against an increase in the price of the securities it intends to purchase or to offset a previously written call option.

         The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which a Series will not do), but is capable of enhancing a Series' total return. When writing a covered call option, a Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Series, in return for the premium, takes the risk that it must purchase the underlying security at a price, which may be more than the current market price of the security. If a call or put option that a Series has written expires unexercised, the Series will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call or put option is exercised, the Series will realize a gain or loss from the sale or purchase of the underlying security.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Series and is never exercised, the Series will lose the entire amount of the premium paid.

         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Series and its counter-party with no clearing organization guarantee. Thus, when a Series sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom or from whom the Series originally sold or purchased the option. There can be no assurance that a Series would be able to liquidate an OTC option at any time prior to expiration. Unless a Series is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of the counter- party's insolvency, a Series may be unable to liquidate its option position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Series may engage in OTC options, and will limit a Series' counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover (and held in a segregated account) for OTC options sold or written by a Series will be considered illiquid for purposes of the non- fundamental policies and limitations of the Series unless the OTC options are sold to qualified dealers who agree that the Series may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by a Series when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by a Series for writing an option is recorded as a liability on the Series' statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Series' NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Series to write another call option on the underlying security with a different exercise price or expiration date or both. If a Series desires to sell a particular security on which it has written a call option (or if it desires to protect itself against having to purchase a security on which it has written a put option), it will seek to effect a closing transaction prior to, or concurrently with, the sale (or purchase) of the security. There is, of course, no assurance that a Series will be able to effect closing transactions at favorable prices. If a Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, (or purchase a security that it would not have otherwise bought), in which case it would continue to be subject to market risk on the security.

         Each Series pays the brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

         From time to time, a Series may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         A Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by a Series; however, the Series could be in a less advantageous position than had it not written the call option.

          Put and Call Options on Securities Indices. (AMT Mid-Cap Growth Investments). The Series may write or purchase put and call options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Series' securities or securities the Series intends to buy. However, the Series currently does not expect to invest a substantial portion of its assets in securities index options. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

         A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indexes are currently traded on the Chicago Board Options Exchange, the NYSE, the AMex and foreign exchanges.

         The Series may purchase put options in order to hedge against an anticipated decline in securities market prices that might adversely affect the value of the Series' portfolio securities. If the Series purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Series' portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Series portfolio securities.

         The Series may purchase call options on securities indices in order to participate in an anticipated increase in securities market prices. If the Series purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would, in effect, allow the Series to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Series intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Series pays to buy additional securities for its portfolio.

         The Series may write securities index options in order to close out positions in securities index options which it has purchased. These closing sale transactions enable the Series immediately to realize gains or minimize losses on its options positions. If the Series is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of the securities indices on which options are available. In addition, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Series in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

         Other Risks of Options Transactions. All securities index options purchased by the Series will be listed and traded on an exchange. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. The Series may purchase and sell both options that are traded on U.S. and foreign exchanges and certain options traded in the OTC market in transactions with broker-dealers who make markets in such options.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient interest in trading certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that a portfolio will be required to sell or purchase such securities at a price less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

         The Series would incur brokerage commissions or spreads in connection with its options transactions as well as for purchases and sales of underlying securities. Brokerage commissions from options transactions are generally higher than for portfolio securities transactions. The writing of options could result in a significant increase in the Series' turnover rate.

         Futures Contracts and Options Thereon.(AMT Mid-Cap Growth Investments). The Series may enter into futures contracts for the purchase or sale of individual securities, futures contracts on securities indices, which are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and the rules of such foreign exchange. The Series may purchase and sell futures for bona fide hedging purposes and non-hedging purposes (i.e., in an effort to enhance income) as defined in regulations of the CFTC.

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month.

         "Margin" with respect to futures is the amount of assets that must be deposited by a Series with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Series' futures positions. The margin deposit made by a Series when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Series will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Series. In computing its daily NAV, the Series marks to market the value of its open futures positions. The Series also must make margin deposits with respect to options on futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Series could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

         Although the Series believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, the Series overall return would be lower than if it had not entered into any such contracts. The prices of futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by the Series, it could (depending on the size of the position) have an adverse impact on the NAV of the Series.

         Foreign Currency Transactions. The Series may engage in foreign currency exchange transactions. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies ("forward contracts") (in amounts not exceeding 5% of AMT Guardian Investments net assets). A Series may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. AMT Mid-Cap Growth Investments may also use forward contracts for non-hedging purposes.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, a Series will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S.

dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         When N&B Management believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of a Series' securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         A Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when N&B Management believes that there is a pattern of correlation between the two currencies. AMT Mid-Cap Growth Investments may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Series' portfolio.

         When a Series engages in forward contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, a Series may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Series chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Series into such currency. If the Series engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

         The Series are not required to enter into such transactions and will not do so unless deemed appropriate by N&B Management.

         Using forward contracts to protect the value of a Series' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Series' foreign assets.

         While a Series may enter forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Series may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Series than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Series' portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Series. Such imperfect correlation may cause the Series to sustain losses which will prevent the Series from achieving a complete hedge or expose the Series to risk of foreign exchange loss.

         An issuer of fixed income securities purchased by a Series may be domiciled in a country other than the country in whose currency the instrument is denominated.

         A Series' activities in forward contracts, currency futures contracts and related options and currency options (see below) may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."

         Currency   Futures   and  Related   Options.   (AMT   Mid-Cap   Growth
Investments). The Series may enter into currency futures contracts and options on such futures contracts in domestic and foreign markets. The Series may sell a currency futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of a Series' securities denominated in such currency. If N&B Management anticipates that exchange rates will rise, the Series may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in a particular currency and which the Series intends to purchase. The Series will use these futures contracts and related options for hedging purposes. The Series may also purchase a currency futures contract, or a call option thereon, for non-hedging purposes (i.e., in an effort to enhance income) when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Series' portfolio.

         The sale of a currency futures contract creates an obligation by the Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by the Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To close out a currency futures contract sold by the Series, the Series may purchase a currency futures contract for the same aggregate amount of currency and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Series, the Series sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Series realizes a gain. Likewise, if the offsetting sale price is less than the purchase price, the Series realizes a loss.

         Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. For the holder of an option, there are no daily payments of cash for "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

         A risk in employing currency futures contracts to protect against price volatility of portfolio securities which are denominated in a particular currency is that the prices of such securities subject to currency futures contracts may not completely correlate with the behavior of the cash prices of the Series' securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that N&B Management could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place. When the Series engages in the purchase of currency futures contracts, an amount equal to the market value of the currency futures contract (minus any required margin) will be deposited in a segregated account of securities, cash, or cash equivalents to collateralize the position and thereby limit the use of such futures contracts.

         Put and call options on currency futures have characteristics similar to those of other options. In addition to the risks associated with investing in options on securities, however, there are particular risks associated with transactions in options on currency futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market for such options.

         Options on Foreign Currencies. The Series may write and purchase covered call and put options on foreign currencies (in amounts not exceeding 5% of AMT Guardian Investments' net assets) for the purpose of protecting against declines in the U.S. dollar value of portfolio securities or increases in the U.S.-dollar cost of securities to be acquired, or to protect the dollar equivalent of dividend, interest, or other payment on those securities. A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency declines, a Series will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Series' securities denominated in that currency.

         Conversely, if the dollar value of a currency in which securities to be acquired by the Series are denominated rises, thereby increasing the cost of such securities, the Series may purchase call options on such currency. If the value of such currency increases sufficiently, the Series will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities a Series intends to acquire.

         As in the case of other types of options transactions, however, the benefit a Series derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         A Series may also write options on foreign currencies for hedging purposes. For example, if N&B Management anticipates a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Series.

         Similarly, a Series could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option most likely will not be exercised, and such increased cost will be offset, at least in part, by the amount of the premium received by the Series. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If unanticipated exchange rate fluctuations occur, a put or call option may be exercised and the Series could be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         AMT Mid-Cap Growth Investments may purchase call options on currency for non-hedging purposes when N&B Management anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the Series' portfolio. The Series may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for additional income, the Series may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, the Series accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

         The Series would normally purchase call options for non-hedging purposes in anticipation of an increase in the market value of a currency. The Series would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Series for the purpose of benefiting from a decline in the value of currencies which it does not own. The Series would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the put option.

         A call option written on foreign currency by a Series is "covered" if the Series owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. This also would apply to additional cash consideration held in a segregated account by its custodian, upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Series in cash, fixed income or equity securities in a segregated account with its custodian.

         The risks of currency options are similar to the risks of other options, as discussed herein.

         Regulatory Limitations on Transactions in Options, Futures Contracts and Foreign Currency Transactions. A Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts, and must deposit "initial margin" each time it enters into a futures contract. Such "initial margin" is usually equal to a percentage of the contract's value. In addition, due to current industry practice, daily variation margin payments in cash are required to reflect gains and losses on open futures contracts. As a result, a Series may be required to make additional margin payments during the term of a futures contract.

         A Series may not purchase or sell futures contracts (including currency futures contracts) or related options on foreign or U.S. exchanges if immediately thereafter the sum of the amounts of initial margin deposits on the Series' existing futures contracts and premiums paid for options on futures (excluding futures contracts and options on futures entered into for bona fide hedging purposes and net of the amount the positions are "in the money") would exceed 5% of the market value of the Series' total assets. When a Series purchases futures contracts or writes put options thereon, the Series will deposit an amount of cash, or appropriate liquid securities equal to the market value of the futures contracts and options (less any related margin deposits) in a segregated account with its custodian to collateralize the position, thereby limiting the use of such futures contracts.

         In addition, for AMT Guardian Investment, aggregate premiums paid by the Series on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets.

         The extent to which a Series may enter into futures contracts and option transactions may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a RIC. See "Additional Tax Information." A Series generally will not enter into a forward contract with a term of greater than one year. A Series may experience delays in the settlement of its foreign currency transactions.

         When a Series engages in forward contracts for the sale or purchase of currencies, the Series will either cover its position or establish a segregated account. The Series will consider its position covered if it has securities in the currency subject to the forward contract, or otherwise has the right to obtain that currency at no additional cost. In the alternative, the Series will place cash which is not available for investment, fixed income, or equity securities in a separate account. The amounts in such separate account will equal the value of the Series' total assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the separate account declines, the Series will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

         AMT Mid-Cap Growth Investments does not currently intend to purchase a put option if, as a result, more than 5% of its total assets would be invested in put options.

         Short Sales (AMT   Mid-Cap Growth   Investments)   and  Short   Sales
Against-the-Box. AMT Mid-Cap Growth Investments may enter into short sales of securities to the extent permitted by the Series' nonfundamental investment policies and limitations. Under applicable guidelines of the staff of the SEC, if a Series engages in a short sale of the type referred to in the Prospectus, it must put in a segregated account (not with the broker) an amount of cash, U.S. government securities or other liquid equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Series replaces the borrowed security, it must daily maintain the segregated account at such a level that (3) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and
(4) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.

         The effect on the Series of engaging in short selling is similar to the effect of leverage. Short selling may exaggerate changes in the corresponding Portfolio's NAV and yield. Short selling may also produce higher than normal portfolio turnover which may result in increased transaction costs to the Series and may result in gains from the sale of securities deemed to have been held for less than three months. Such gains must be limited in order for the Series to qualify as a RIC. See "Additional Tax Information."

         All Series may make short sales against-the-box. A short sale is "against-the- box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

         Foreign, Corporate and Government Debt Securities. The Series may invest in foreign corporate bonds and debentures and sovereign debt instruments
issued   or   guaranteed   by   foreign    governments,    their   agencies   or
instrumentalities.

         Foreign debt securities are subject to risks similar to those of other foreign securities. In addition, foreign debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and are also subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to the Series and the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of the ratings used by Moody's and S&P is included in the Appendix to the SAI. Subsequent to its purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced. In such a case, N&B Management will make a determination as to whether the Series should dispose of the downgraded securities.

         U.S. Dollar-Denominated Foreign Debt Securities. The Series may invest in U.S. dollar-denominated debt securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances and commercial paper. These investments are subject to each Series' quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

         Foreign Currency Denominated Foreign Securities. The Series may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.

        Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Series are uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause the Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Series due to subsequent declines in value of the securities, or, if the Series has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorable or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         In order to limit the risks inherent in investing in foreign currency denominated securities, the Series may not purchase any such security if, as a result, more than 20% of its net assets with respect to AMT Mid-Cap Growth Investments, and 10% of its net assets with respect to AMT Guardian Investments of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within the limitation, however, the Series are not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Convertible Securities. The Series may invest in convertible securities of any quality. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock. Convertible debt securities are subject to each Series' investment policies and limitations concerning fixed-income investments.

         Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Series is called for redemption, the Series will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund's ability to achieve its investment objective.

         Cover for Futures, Options on Futures, Options on Securities and Indices, Forward Contracts, and Options on Foreign Currencies ("Hedging
Instruments"). The Series will comply with SEC staff guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash, fixed income, or equity securities. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Series' assets could impede portfolio management or the Series' ability to meet current obligations. A Series may be unable promptly to dispose of assets which cover or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Series.

         Preferred Stock. The Series may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Series may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality.

         The Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While such restricted securities are normally deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by Managers Trust's Board of Trustees.

         Zero Coupon Securities. (AMT Mid-Cap Growth Investments). The Series may invest in zero coupon securities which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current interest. Rather, they are issued and traded at a discount from their face amount or par value, which discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Series prior to the receipt of any actual payments. Because each Portfolio must distribute to its shareholders substantially all of its income (including its share of its corresponding Series' accrued original issue discount) each year for income tax purposes, a Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements.

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.

         Fixed Income Securities. The Series may invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from S&P, Moody's, or any other NRSRO or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("comparable unrated securities"). AMT Mid-Cap Growth Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than C by S&P or Moody's or comparable unrated securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. A Series relies on the credit evaluations performed by N&B Management and on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

         Subsequent to its purchase by a Series an issue of securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Series. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of securities that are below investment grade and comparable unrated securities will not exceed 5% of the Series' net assets.


                           CERTAIN RISK CONSIDERATIONS

         Although each Series seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Series will achieve its investment objective, and an investment in a Portfolio involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.


                             PERFORMANCE INFORMATION

         A Portfolio's performance may be quoted in advertising in terms of total return if accompanied by performance of an insurance company's separate account. Each Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price and total return of each Portfolio will vary, and an investment in a Portfolio, when redeemed, may be worth more or less than the original purchase price.

Total Return Computations

         A Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:


                                P (1 + T)n = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.

         Average annual total returns quoted for the Portfolios include the effect of deducting a Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of a Portfolio through a variable annuity or variable life insurance contract, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

Comparative Information

     From time to time a Portfolio's performance may be compared with

          (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc. ("C.D.A."), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc., Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

          (2) recognized stock and other indices, such as The Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell Mid-Cap Growth Index, Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 measures mid-sized companies with an average market capitalization of $1.2 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 900 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

         Evaluations of a Portfolio's performance, its yield/total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders. The Portfolios may also be compared to individual asset classes such as common stocks, mid-cap stocks, or small-cap stocks, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information

         From time to time, information about a Series' portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Portfolio. This information may include the Series' portfolio diversification by asset type.

         From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, advised by Neuberger&Berman and N&B Management.

                                 Positions Held with
Name, Address and Age                 the Trusts            Principal Occupation(s) (2)
(1)

Stanley Egener*                 Chairman of the             Principal of Neuberger&Berman;
  Age: 63                       Board,  Chief               President and Director of N&B
                                Executive Officer           Management; Chairman of the
                                and Trustee of              Board, Chief Executive Officer,
                                each Trust                  and Trustee of eight other
                                                            mutual funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator.

Faith Colish                    Trustee of each             Attorney at law, Faith Colish, A
63 Wall Street                  Trust                       Professional Corporation.
24th Floor
New York, NY  10005
   Age: 62

Walter G. Ehlers                Trustee of each             Consultant; Director of The
6806 Suffolk Place              Trust                       Turner Corporation, A.B. Chance
Harvey Cedars, NJ 08008                                     Company, Crescent Jewelry, Inc.
   Age: 64

Leslie A. Jacobson              Trustee of each             Counsel to Fried, Frank, Harris,
24 Birdsall Farm Drive          Trust                       Shriver & Jacobson, attorneys at
Armonk, NY  10504                                           law; previously a partner of that
   Age: 86                                                  firm.

Robert M. Porter                Trustee of each             Retired September, 1991;
P.O. Box 33366                  Trust                       Formerly Director of Customer
Kerrville, TX  78029-3366                                   Relations, Aetna Life & Casualty
   Age: 71                                                  Company.

Ruth E. Salzmann                Trustee of each             Retired; Director of John Deere
1556 Pine Street                Trust                       Insurance Group; Actuarial
Stevens Point, WI  54481                                    Consultant.
   Age: 78

                                       34

Peter P. Trapp                  Trustee of each             President, Ford Life Insurance
Ford Life Insurance Co.         Trust                       Company since April, 1995; prior
P.O. Box 1732                                               thereto, Consultant from
The American Road                                           December, 1994 until April,
Dearborn, MI  48121-1732                                    1995; Formerly Vice President,
   Age: 52                                                  Sentry Insurance & Mutual
                                                            Company, and President and
                                                            Chief Operating Office, Sentry
                                                            Investors Life Insurance
                                                            Company until November, 1994.

Lawrence Zicklin*               President and               Principal of Neuberger&Berman;
   Age: 61                      Trustee of each             Director of N&B Management;
                                Trust                       President and/or Trustee of five
                                                            other mutual funds and portfolios
                                                            for which N&B Management acts
                                                            as investment manager or
                                                            administrator.

Daniel J. Sullivan              Vice President of           Senior Vice President of N&B
   Age: 57                      each Trust                  Management since 1992; prior
                                                            thereto, Vice President of N&B
                                                            Management; Vice President of
                                                            eight other mutual funds for
                                                            which N&B Management acts as
                                                            investment manager or
                                                            administrator.

                                       35


Michael J. Weiner               Vice President and          Senior Vice President of N&B
   Age: 50                      Principal Financial         Management since 1992;
                                Officer of each             Treasurer of N&B Management
                                Trust                       from 1992 to 1996; prior
                                                            thereto, Vice President and
                                                            Treasurer of N&B Management;
                                                            and Treasurer of certain mutual
                                                            funds for which N&B
                                                            Management acted as
                                                            investment adviser; Vice
                                                            President and Principal Financial
                                                            Officer of eight other mutual
                                                            funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator.

Claudia A. Brandon              Secretary of each           Vice President of N&B
   Age: 40                      Trust                       Management; Secretary of eight
                                                            other mutual funds for which
                                                            N&B Management acts as
                                                            investment manager or
                                                            administrator.

Richard Russell                 Treasurer and               Vice President of N&B Manage-
   Age: 50                      Principal                   ment since 1993; prior thereto,
                                Accounting Officer          Assistant Vice President of N&B
                                of each Trust               Management; Treasurer and
                                                            Principal Accounting Officer of
                                                            eight other mutual funds for
                                                            which N&B Management acts as
                                                            investment manager or
                                                            administrator.

                                       36

Stacy Cooper-Shugrue            Assistant Secretary         Assistant Vice President of N&B
   Age: 34                      of each Trust               Management since 1993; prior
                                                            thereto, an employee of N&B
                                                            Management; Assistant
                                                            Secretary of eight other mutual
                                                            funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator.

C. Carl Randolph                Assistant Secretary         Principal of Neuberger&Berman
   Age: 59                      of each Trust               since 1992; prior thereto,
                                                            employee of Neuberger&Berman;
                                                            Assistant Secretary of eight
                                                            other mutual funds for which
                                                            N&B Management acts as
                                                            investment manager or
                                                            administrator.

Barbara DiGiorgio               Assistant Treasurer         Assistant Vice President of N&B
    Age: 38                     of each Trust               Management since 1993; prior
                                                            thereto, employee of N&B
                                                            Management; Assistant
                                                            Treasurer of eight other mutual
                                                            funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator since
                                                            1996.

Celeste Wischerth               Assistant Treasurer         Assistant Vice President of N&B
    Age: 36                     of each Trust               Management since 1994; prior
                                                            thereto, employee of N&B
                                                            Management; Assistant
                                                            Treasurer of eight other mutual
                                                            funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator since
                                                            1996.

                                       37

-----------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.

 * Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger&Berman.

         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify the Trustees and their officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust or Advisers Trust, respectively, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Trustees who are not officers or employees of N&B Management, Neuberger&Berman and/or the Life Companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 1996, a total of $49,500 in fees was paid to the Trustees as a group by the Trust and a total of $52,000 in fees was paid to the Trustees as a group by Managers Trust. The following table shows 1996 compensation by Trustee.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------


                                        Pension or                 Total
                                        Retirement                 Compensation
                                        Benefits      Estimated    From Trust
                        Aggregate       Accrued As    Annual       and Fund
Name of Person,         Compensation    Part of       Benefits     Complex Paid
Position                From Trust(1)   Trust's       Upon         to
                                        Expenses      Retirement   Trustees(1)
--------------------------------------------------------------------------------

Stanley Egener,           None          None          None           None(2)
   Chairman and
   Trustee

Faith Colish,            $9,500         None          None         $50,000(3)
   Trustee

Walter G. Ehlers,        $9,250         None          None         $19,500(4)
   Trustee

Leslie A. Jacobson,      $9,250         None          None         $18,500(4)
   Trustee

Robert M. Porter,        $9,500         None          None         $20,000(4)
   Trustee

Ruth E. Salzmann,        $9,500         None          None         $19,000(4)
   Trustee

Peter P. Trapp,          $2,500         None          None          $5,000(4)
   Trustee

Lawrence Zicklin,         None          None          None           None(3)
   President and
   Trustee


(1) "Aggregate Compensation From Trust" and "Total Compensation From Trust and Fund Complex Paid to Trustees" is for the period from January 1 through December 31, 1996.
(2)      Nine other investment companies.
(3)      Five other investment companies.
(4)      One other investment company.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies").

         These Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.

           INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

         Neuberger&Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger&Berman and its affiliates were approximately $44.7 billion as of December 31, 1996. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970's. Most money managers that come to the Neuberger&Berman organization have at least fifteen years of experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

         Because all of the Portfolios' net investable assets are invested in their corresponding Series, the Portfolios do not need an investment manager. N&B Management serves as each Series' investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 1995, that was approved by the holders of the interests in the Series on ____________, 1997.

         The Management Agreement provides in substance that N&B Management will make and implement investment decisions for the Series in its discretion and will continuously develop an investment program for each Series' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Series through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Series, but N&B Management has no current plans to pay a material amount of such compensation.

         N&B Management provides to each Series, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees,  and  employees  of Managers  Trust who are  officers,  directors,  or employees of N&B Management. Two officers of N&B Management (who also are principals of Neuberger&Berman), who also serve as directors of N&B Management, principals serve as trustees and officers of the Trusts. See "Trustees and Officers." N&B Management provides similar facilities and services to each
Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). Each Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on ________, 1997, will become subject to it on ___________, 1997. For a description of the Management and Administration fees currently in effect, see "Management and Administration" in the Prospectus.

         The Management and Administration Agreements each continue for two years after the date the Series became subject to it. The Management Agreement is renewable thereafter from year to year with respect to each Series, so long as its continuance is approved at least annually (1) by the vote of a majority of Managers Trust's Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of Managers Trust's Trustees or by a 1940 Act majority vote of the outstanding shares in that Series. After the first two years, the Administration Agreement is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the trustees of the Trust (the "Portfolio Trustees") who are not "interested persons" of N&B Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to a Series without penalty on 60 days' prior written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable with respect to a Portfolio without penalty by N&B Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on at least 30 days' prior written notice to N&B Management. Each Agreement terminates automatically if it is assigned.

Expense Limitation

         As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has voluntarily undertaken to limit each Portfolio's expenses by reimbursing each Portfolio for certain operating expenses and its pro rata share of its corresponding Series' operating expenses.

Management and Control of N&B Management

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President, Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Valerie Chang, Assistant Vice Presidnet;
Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio,   Assistant
Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Gendelman, Lainoff, Zicklin, Kassen, Risen, Simons, and Sundman and Mmes. Prindle, Silver and Vale are principals of Neuberger&Berman.

         Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger&Berman, also is an officer of each Trust.

         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger&Berman.

Sub-Adviser

         N&B Management retains Neuberger&Berman, 605 Third Avenue, New York, NY 10158, as a sub-adviser with respect to each Series. The Sub-Advisory Agreement was approved by the holders of the interests in the Series on ____________, 1997.

         The Sub-Advisory Agreement provides in substance that Neuberger&Berman will furnish to N&B Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger&Berman from time to time provides to its principals and employees for use in managing client accounts, as N&B Management reasonably requests. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger&Berman. This research staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with N&B Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger&Berman will be paid for by N&B Management on the basis of the direct and indirect costs to Neuberger&Berman in connection with those services. Neuberger&Berman also serves as a sub-adviser for all of the other mutual funds advised by N&B Management.

         The Sub-Advisory Agreement continues with respect to each Series for a period of two years after the date the Series became subject to it, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Series by the Trustees of Managers Trust, or by a 1940 Act majority vote of the outstanding shares of that Series, by N&B Management, or by Neuberger&Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Series if it is assigned or if the Management Agreement terminates with respect to the Series.

         Most money managers that come to the Neuberger&Berman organization have at least fifteen years experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

         The Series are subject to certain limitations imposed on all advisory clients of Neuberger&Berman (including the Series, The other mutual funds managed by N&B Management or Neuberger&Berman (the "Other N&B Funds"), and other accounts) and personnel of Neuberger&Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger&Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised

         N&B Management currently serves as investment adviser or manager of the following investment companies with aggregate net assets of approximately $15.2 billion, as of December 31, 1996. Neuberger&Berman acts as sub-adviser to these investment companies.

                                                              Approximate Net
                                                                  Assets at
Name                                                         December 31, 1996

Neuberger&Berman Cash Reserves . . . . . . .                   $  499,989,187
  Portfolio (investment portfolio for
  Neuberger&Berman Cash Reserves)


Neuberger&Berman Government Money . . . .                      $  402,843,399
  Portfolio (investment portfolio for
  Neuberger&Berman Government Money
  Fund)

Neuberger&Berman Limited Maturity Bond . .                     $  272,342,178
  Portfolio (investment portfolio for
  Neuberger&Berman Limited Maturity
  Bond Fund and Neuberger&Berman
  Limited Maturity Bond Trust)

Neuberger&Berman Ultra Short Bond . . . . . .                  $   89,819,435
  Portfolio (investment portfolio for
  Neuberger&Berman Ultra Short Bond
  Fund and Neuberger&Berman Ultra Short
  Bond Trust)

Neuberger&Berman Municipal Money . . . . . .                   $  135,494,410
  Portfolio (investment portfolio for
  Neuberger&Berman Municipal Money Fund)

Neuberger&Berman Municipal Securities . . . .                  $   38,634,808
  Portfolio (investment portfolio for
  Neuberger&Berman Municipal Securities
  Trust)

Neuberger&Berman New York Insured . . . . .                    $    9,877,137
  Intermediate Portfolio (investment portfolio for Neuberger&Berman New York Insured
  Intermediate Fund)

Neuberger&Berman Genesis Portfolio . . . . . .                 $  398,343,946
  (investment portfolio for Neuberger&Berman
  Genesis Fund, and Neuberger&Berman
  Genesis Trust)

Neuberger&Berman Guardian Portfolio . . . . .                  $7,071,702,448
  (investment portfolio for Neuberger&Berman
  Guardian Fund, Neuberger&Berman
  Guardian Trust and Neuberger&Berman
  Guardian Assets)

Neuberger&Berman Manhattan Portfolio . . . .                   $  574,606,109
  (investment portfolio for Neuberger&Berman
  Manhattan Fund, Neuberger&Berman
  Manhattan Trust and Neuberger&Berman
  Manhattan Assets)

Neuberger&Berman International Portfolio. . .                  $   73,377,704
  (investment portfolio for Neuberger&Berman
  International Fund)

Neuberger&Berman Partners Portfolio . . . . .                  $2,405,865,742
  (investment portfolio for Neuberger&Berman
  Partners Fund, Neuberger&Berman
  Partners Trust and Neuberger&Berman
  Partners Assets)

Neuberger&Berman Focus Portfolio . . . . . .                   $1,260,252,029
  (investment portfolio for Neuberger&Berman
  Focus Fund, Neuberger&Berman Focus
  Trust and Neuberger&Berman Focus Assets)

Neuberger&Berman Socially Responsive  . . .                    $  188,366,394
  Portfolio (investment portfolio for
  Neuberger&Berman Socially Responsive Fund,
  Neuberger&Berman NYCDC Socially
  Responsive Trust and Neuberger&Berman
  Socially Responsive Trust)

Neuberger&Berman Advisers Managers. . . . . .                 $1,695,378,078
 Trust (six series)

         In addition, Neuberger&Berman serves as investment adviser to one investment company, Plan Investment Fund, Inc., with assets of $70,276,858 at December 31, 1996.

         The investment decisions concerning each Series and the Other N&B Funds have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Series. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Series to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when a Series and one or more of the Other N&B Funds will be contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement could have a detrimental effect on the price or volume of the securities as to a Series, in other cases it is believed that a Series's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Series Trustees that the desirability of each Series having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.


                            DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally or through the mails. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolios' shares. The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust, which is described in the Prospectus.

         The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until May 1, 1998. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Investment Advisory Agreement.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

         The Portfolios are normally open for business each day the NYSE is open ("Business Day"). The right to redeem a Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted,
(3) when an emergency exists as a result of which disposal by the Portfolio's corresponding Series of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Series fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in
(2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

         Each Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Trust's Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) amounts equal to substantially all of its share of its corresponding Series' net investment income (after deducting expenses incurred directly by the Portfolio), any net realized capital gains (both long-term and short-term) and, any net realized gains from foreign currency transactions, if any. Each Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE on each Business Day (currently 4:00 p.m. Eastern time). A Series' net investment income consists of all income accrued on portfolio assets less accrued expenses; but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in a Series' NAV (and, hence, its corresponding Portfolio's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February.

                           ADDITIONAL TAX INFORMATION

Taxation of the Portfolios

         In order to continue to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stock, securities, or any of the following, that were held for less than three months -- Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service ("Service") that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements described above to qualify as a RIC.

         See the next section for a discussion of the tax consequences to the Portfolios of distributions to them from the Series, investments by the Series in certain securities, and hedging transactions engaged in by the Series.

Taxation of the Series

         Managers Trust has received a ruling from the Service to the effect that, among other things, each Series will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Series will be subject to federal income tax; instead, each investor in a Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Series' income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Series. A Series also will not be subject to Delaware or New York income or franchise tax.

         Because, as noted above, each Portfolio is deemed to own a proportionate share of its corresponding Series' assets and income for purposes of determining whether the Portfolio qualifies as a RIC, each Series intends to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.

         Distributions to a Portfolio from its corresponding Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Portfolio's basis for its interest in the Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Portfolio's basis for its interest in its corresponding Series generally will equal the amount of cash and the basis of any property the Portfolio invests in the Series, increased by the Portfolio's share of the Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Series distributes to the Portfolio and (b) the Portfolio's share of the Series' losses.

         Dividends, interest, and in some cases, capital gains received by a Series may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however.

         The Series may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Series holds stock of a PFIC, its corresponding Portfolio (indirectly through its interest in the Series) will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If a Series invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Portfolio's incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Series' pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Series. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Pursuant to proposed regulations that are not currently effective, open-end RICs, such as the Portfolios, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

         The use by the Series of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses they realize in connection therewith. For each of these Series, gains from the actual disposition and mark to market of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by a Series with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Portfolio under the Income Requirement. However, income from the actual disposition by a Series of options and futures contracts (generally other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months. Income from the actual disposition of foreign currencies, and Hedging Instruments thereon, that are not directly related to a Series' principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months.

         If a Series satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. A Series will consider whether it should seek to satisfy those requirements to enable its corresponding Portfolio to qualify for this treatment for hedging transactions. To the extent a Series does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Portfolio to continue to qualify as a RIC.

         Exchange-traded futures contracts and listed options thereon and certain forward foreign currency contracts constitute "Section 1256 Contracts."
Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) at the end of a Series' taxable year, 60% of any gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss; however, in certain cases where the futures contract relates to a foreign currency and certain forward foreign currency contracts, the gain or loss may be ordinary rather than capital.

          AMT Mid-Cap Growth Investments may acquire zero coupon or other securities issued with OID. As the holder of those securities, the Series (and, through it, its corresponding Portfolio) must take into income the OID that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because the Portfolio annually must distribute substantially all of its income (including its share of its corresponding Series' accrued OID) to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Series actually receives. Those distributions will be made from the Portfolio's (or its share of its corresponding Series') cash assets or, if necessary, from the proceeds of the Series' sales of portfolio securities. These actions are likely to reduce the Series' and Portfolio's assets and may thereby increase its expense ratio and decrease its rate of return. The Series may realize capital gains or losses from those sales, which would increase or decrease its corresponding Series' investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Series' ability to sell other securities or Hedging Instruments or foreign currency positions held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                        VALUATION OF PORTFOLIO SECURITIES

         AMT Mid-Cap Growth Investments may invest up to 20% of its assets, in securities of foreign issuers which are traded on foreign exchanges or in other foreign markets. Foreign securities may trade on days when the NYSE is closed, such as Saturdays and U.S. national holidays. However, the Mid-Cap Growth Portfolio's NAV will be determined only on the days when the NYSE is open for trading. Therefore, the Mid-Cap Growth Portfolio's NAV may be significantly affected by such foreign trading on days when shareholders have no access to redeem or purchase shares of the Portfolio.


                             PORTFOLIO TRANSACTIONS

         Neuberger&Berman acts as each Series' principal broker to the extent a broker is used in the purchase and sale of portfolio securities and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger&Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and transactions placed through dealers serving as market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Series' policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Series or N&B Management. Some of these research services may be of value to N&B Management in advising its various clients (including the Series) although not all of these services are necessarily used by N&B Management in managing the Series. Under certain conditions, a Series may pay higher brokerage commissions in return for brokerage and research services, although no Series has a current arrangement to do so. In any case, each Series may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

         Neuberger&Berman may act as broker for the Series in the sale of options, and for those services would receive brokerage commissions.

         Portfolio securities may be loaned from time to time by the Series to Neuberger&Berman in accordance with the terms and conditions of an order issued by the Securities and Exchange Commission, excepting such transactions from certain provisions of the 1940 Act which would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by each Series to Neuberger&Berman must be fully secured by cash collateral. The portion of the income on cash collateral which may be shared with Neuberger&Berman is determined with reference to the concurrent arrangements between Neuberger&Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger&Berman borrows securities from a Series in order to relend them to others, Neuberger&Berman is required to pay over to that Series, on a quarterly basis, certain "excess earnings" that Neuberger&Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger&Berman desires to borrow a security that a Series has indicated a willingness to lend, Neuberger&Berman must borrow such security from the Series rather than from the unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Series. If a Series' expenses exceed its income in any securities loan transaction with Neuberger&Berman, Neuberger&Berman must reimburse the Series for such loss.

         Each Series may also lend securities to unaffiliated entities, including, banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Series. The Series may invest the cash collateral and earn income or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         A committee of Independent Series Trustees from time to time reviews, among other things, information relating to securities loans by the Series.

         In effecting securities transactions, each Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Series plans to continue to use Neuberger&Berman (or any other affiliated broker-dealer) as its broker where, in the judgment of N&B Management, (which is affiliated with Neuberger&Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Series' knowledge, however, no affiliate of any Series receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger&Berman as a broker for a Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees of the Series has expressly authorized Neuberger&Berman to retain such compensation and Neuberger&Berman complies with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by a Series to Neuberger&Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Series' policy that the commissions to be paid to Neuberger&Berman must, in N&B Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger&Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger&Berman acts as a clearing broker for another brokerage firm and customers of Neuberger&Berman considered by a majority of the Independent Series Trustees not to be comparable to the Series. The Series do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger&Berman from acting as principal in the purchase or sale of securities for a Series's account, unless an appropriate exemption is available.

         A committee of Independent Series Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger&Berman to the Series and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger&Berman effects brokerage transactions for the Series must be reviewed and approved no less often than annually by a majority of the Independent Series Trustees.

         To ensure that accounts of all investment clients, including a Series, are treated fairly in the event that Neuberger&Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger&Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Each Series expects that it will continue to execute a portion of its transactions through brokers other than Neuberger&Berman. In selecting those brokers, N&B Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

         A committee, comprised of officers of N&B Management and principals of Neuberger&Berman who are portfolio managers of some of the Series and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger&Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger&Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger&Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services provide the Series with benefits by supplementing the information otherwise available to N&B Management. That research information may be used by N&B Management in servicing their respective funds and, in some cases, by Neuberger&Berman in servicing the Managed Accounts. On the other hand, research information received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger&Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Series' benefit.

         Jennifer K. Silver, Brooke A. Cobb, Kevin L. Risen, and Kent C. Simons are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of the Series. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. Each is a Vice President of N&B Management, and Ms. Silver and Messrs. Risen and Simons are principals of Neuberger&Berman. For more information on these individuals, see "Management and Administration" in the Prospectus.

Portfolio Turnover

         The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Series during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Series during the year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of each Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio and for its corresponding Series. Each Portfolio's report shows the investments owned by its corresponding Series and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements, including the Portfolio's beneficial interest in its corresponding Series.


                          CUSTODIAN AND TRANSFER AGENT

         Each Portfolio and Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as each Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions Trust shares.

                              INDEPENDENT AUDITORS

         Each Portfolio and Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         Each Portfolio and Series has selected Dechert Price & Rhoads, 1500 K Street, N.W., Suite 500, Washington, D.C. 20005 as legal counsel.


                             REGISTRATION STATEMENT

         This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

         Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                                                     Appendix A

                              RATINGS OF SECURITIES

S&P corporate bond ratings:


         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-Leading market positions in well-established industries.

-High rates of return on funds employed.

-Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-Well-established access to a range of financial markets and assured sources of alternate liquidity.

================================================================================

                                                                 Appendix B

                        A CONVERSATION WITH ROY NEUBERGER


================================================================================

The Art of Investing:
A Conversation with Roy Neuberger

                              "I firmly believe that if you want
                              to manage your own money, you must
                              be a student of the market.  If you
                              are unwilling or unable to do that,
                              find someone else to manage your
                              money for you."

                                               NEUBERGER&BERMAN

          THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE

PICTURE OF ROY NEUBERGER



                     During my more than sixty-five years of
                    buying and selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a
                  variety of my thoughts, ideas and investment
                 principles which have served me well over the
                   years. If you gain useful knowledge in the
                  pursuit of profit as well as enjoyment from
                 these comments, I shall be more than content.


                                                     \s\ Roy R. Neuberger

                                   YOU'VE BEEN ABLE TO
                                   CONDENSE SOME OF THE
                                   CHARACTERISTICS OF
                                   SUCCESSFUL INVESTING INTO
                                   FIVE "RULES."  WHAT ARE
                                   THEY?


                                   Rule #1: Be flexible.  My
                                   philosophy has necessarily
                                   changed from time to time
                                   because of events and
                                   because of mistakes.  My
                                   views change as economic,
                                   political, and
                                   technological changes occur
                                   both on and sometimes off
                                   our planet.  It is
                                   imperative that you be
                                   willing to change your
                                   thoughts to meet new
                                   conditions.


                                   Rule #2: Take your
                                   temperament into account.
                                   Recognize whether you are
                                   by nature very speculative
                                   or just the opposite --
                                   fearful, timid of taking
                                   risks. But in any event --

Diversify your                     Rule #3: Be broad-gauged.
investments,                       Diversify your investments,
make sure that                     make sure that some of your
some of your                       principal is kept safe, and
principal is                       try to increase your income
kept safe, and                     as well as your capital.
try to increase
your income as
well as your
capital.
                                    PICTURE OF ROY NEUBERGER

                                   Rule #4: Always remember
                                   there are many ways to skin
                                   a cat! Ben Graham and David
                                   Dodd did it by
                                   understanding basic values.
                                   Warren Buffet invested his
                                   portfolio in a handful of
                                   long-term holdings, while
                                   staying involved with the
                                   companies' managements.
                                   Peter Lynch chose to
                                   understand, first-hand, the
                                   products of many hundreds
                                   of the companies he
                                   invested in.  George Soros
                                   showed his genius as a
                                   hedge fund investor who
                                   could decipher world
                                   currency trends.  Each has
                                   been successful in his own
                                   way. But to be successful,
                                   remember to -


                                   Rule #5: Be skeptical. To
                                   repeat a few well-worn
                                   useful phrases:

                                            A. Dig for yourself.
                                            B. Be from Missouri.
                                            C. If it sounds too
                                            good to be true, it
                                            probably is.


                                   IN YOUR 65 YEARS OF
                                   INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE
                                   OBSERVED AS TO HOW THE
                                   MARKET BEHAVES?

                                   Every decade that I've been
                                   involved with Wall Street
                                   has a nuance of its own, an
                                   economic and social climate
                                   that influences investors.
                                   But generally, bull markets
                                   tend to be longer than bear
                                   markets, and stock prices
                                   tend to go up more slowly
                                   and erratically than they
                                   go down. Bear markets tend
                                   to be shorter and of
                                   greater intensity.  The
                                   market rarely rises or
                                   declines concurrently with
                                   business cycles longer than
                                   six months.

                                   AS A LEGENDARY "VALUE
                                   INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?

                                   Value investing means
                                   finding the best values --
                                   either absolute or
                                   relative.  Absolute means a
                                   stock has a low market
                                   price relative to its own
                                   fundamentals.  Relative
                                   value means the price is
                                   attractive relative to the
                                   market as a whole.

                                   COULD YOU DESCRIBE A STOCK
                                   WITH "GOOD VALUE"?
                                   A classic example is a
                                   company that has a low
                                   price to earnings ratio, a
                                   low price to book ratio,
                                   free cash flow, a strong
                                   balance sheet, undervalued
                                   corporate assets,
                                   unrecognized earnings
                                   turnaround and is selling
                                   at a discount to private
                                   market value.

                                   These characteristics
                                   usually lead to companies
                                   that are under-researched
                                   and have a high degree of
                                   inside ownership and
                                   entrepreneurial management.


                                   One of my colleagues at
                                   Neuberger&Berman says he
                                   finds his value stocks
                                   either "under a cloud" or
                                   "under a rock."  "Under a
                                   cloud" stocks are those
                                   Wall Street in general
                                   doesn't like, because an
                                   entire industry is out of
                                   favor and even the good
                                   stocks are being dropped.
                                   "Under a rock" stocks are
                                   those Wall Street is
                                   ignoring, so you have to
                                   uncover them on your own.

                                   ARE THERE OTHER KEY
                                   CRITERIA YOU USE TO JUDGE
                                   STOCKS?

                                   I'm more interested in
                                   longer-term trends in
                                   earnings than short-term
                                   trends.  Earnings gains
                                   should be the product of
                                   long-term strategies,
                                   superior management, taking
                                   advantage of business
                                   opportunities and so on.
                                   If these factors are in
                                   their proper place, short-
                                   term earnings should not be
                                   of major concern.
                                   Dividends are an important
                                   extra because, if they're
                                   stable, they help support
                                   the price of the stock.

                                   WHAT ABOUT SELLING STOCKS?

                                   Most individual investors
                                   should invest for the long
                                   term but not mindlessly.  A
                                   sell discipline, often
                                   neglected by investors, is
                                   vitally important.

"One should fall                   One should fall in love
in love with                       with ideas, with people, or
ideas, with                        with idealism.  But in my
people or with                     book, the last thing to
idealism.  But                     fall in love with is a
in my book, the                    particular security. It is
last thing to                      after all just a sheet of
fall in love                       paper indicating a part
with is a                          ownership in a corporation
particular                         and its use is purely
security."                         mercenary.  If you must
                                   love a security, stay in
                                   love with it until it gets
                                   overvalued; then let
                                   somebody else fall in love.

                                   PICTURE OF ROY NEUBERGER

                                   ANY OTHER ADVICE FOR
                                   INVESTORS?

                                   I firmly believe that if
                                   you want to manage your own
                                   money, you must be a
                                   student of the market.  If
                                   you're unwilling or unable
                                   to do that, find someone
                                   else to manage your money
                                   for you.  Two options are a
                                   well-managed no-load mutual
                                   fund or, if you have enough
                                   assets for separate account
                                   management, a money manager
                                   you trust with a good
                                   record.

                                   HOW WOULD YOU DESCRIBE YOUR
                                   PERSONAL INVESTING STYLE?

                                   Every stock I buy is bought
                                   to be sold.  The market is
                                   a daily event, and I
                                   continually review my
                                   holdings looking for
                                   selling opportunities.  I
                                   take a profit occasionally
                                   on something that has gone
                                   up in price over what was
                                   expected and simultaneously
                                   take losses whenever
                                   misjudgment seems evident.
                                   This creates a reservoir of
                                   buying power that can be
                                   used to make fresh
                                   judgments on what are the
                                   best values in the market
                                   at that time. My active
                                   investing style has worked
                                   well for me over the years,
                                   but for most investors I
                                   recommend a longer-term
                                   approach.

                                   I tend not to worry very
                                   must about the day to day
                                   swings of the market, which
                                   are very hard to
                                   comprehend.  Instead, I try
                                   to be rather clever in
                                   diagnosing values and
                                   trying to win 70 to 80
                                   percent of the time.

                                   YOU BEGAN INVESTING IN
                                   1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT
                                   CRASH"?

                                   The only money I managed in
                                   the Panic of 1929 was my
                                   own.  My portfolio was down
                                   about 12 percent, and I had
                                   an uneasy feeling about the
                                   market and conditions in
                                   general.  Those were the
                                   days of 10 percent margin.
                                   I studied the lists
                                   carefully for a stock that
                                   was overvalued in my
                                   opinion and which I could
                                   sell short as a hedge. I
                                   came across RCA at about
                                   $100 per share.  It had
                                   recently split 5 for 1 and
                                   appeared overvalued.  There
                                   were no dividends, little
                                   income, a low net worth and
                                   a weak financial position.
                                   I sold RCA short in the
                                   amount equal to the dollar
                                   value of my long portfolio.
                                   It proved to be a timely
                                   and profitable move.

                                   HOW DID THE CRASH OF 1929
                                   AFFECT YOUR INVESTING
                                   STYLE?

                                   I am prematurely bearish
                                   when the market goes up for
                                   a long time and everybody
                                   is happy because they are
                                   richer.  I am very bullish
                                   when the market has gone
                                   down perceptibly and I feel
                                   it has discounted any
                                   troubles we are going to
                                   have.

                                   HOW IMPORTANT ARE
                                   PSYCHOLOGICAL FACTORS TO
                                   MARKET BEHAVIOR?

                                   There are many factors in
                                   addition to economic
                                   statistics or security
                                   analysis in a buy or sell
                                   decision.  I believe
                                   psychology plays an
                                   important role in the
                                   Market.  Some people follow
                                   the crowd in hopes they'll
                                   be swept along in the right
                                   direction, but if the crowd
                                   is late in acting, this can
                                   be a bad move.

                                   I like to be contrary.
                                   When things look bad, I
                                   become optimistic. When
                                   everything looks rosy, and
                                   the crowd is optimistic, I
                                   like to be a seller.
                                   Sometimes I'm too early,
                                   but I generally profit.

                                   AS A RENOWNED ART
                                   COLLECTOR, DO YOU FIND
                                   SIMILARITIES BETWEEN
                                   SELECTING STOCKS AND
                                   SELECTING WORKS OF ART?

"When things                       Both are an art, although
look bad, I                        picking stocks is a minor
become                             art compared with painting,
optimistic.                        sculpture or literature.  I
When everything                    started buying art in the
looks rosy, and                    30s, and in the 40s it was
the crowd is                       a daily, almost hourly
optimistic, I                      occurrence.  My inclination
like to be a                       to buy the works of living
seller."                           artists comes from Van
                                   Gogh, who sold only one
                                   painting during his
                                   lifetime.  He died in
                                   poverty, only then to
                                   become a legend and have
                                   his work sold for millions
                                   of dollars.

                                   PICTURE OF ROY NEUBERGER

                                   There are more variables to
                                   consider now in both buying
                                   art and picking stocks.  In
                                   the modern stock markets,
                                   the heavy use of futures
                                   and options has changed the
                                   nature of the investment
                                   world.  In past times, the
                                   stock market was much less
                                   complicated, as was the art
                                   world.

                                   Artists rose and fell on
                                   their own merits without a
                                   lot of publicity and
                                   attention.  As more and
                                   more dealers are involved
                                   with artists, the price of
                                   their work becomes
                                   inflated.  So I almost
                                   always buy works of
                                   unknown, relatively
                                   undiscovered artists,
                                   which, I suppose is similar
                                   to value investing.

                                   But the big difference in
                                   my view of art and stocks
                                   is that I buy a stock to
                                   sell it and make money.  I
                                   never bought paintings or
                                   sculptures for investment
                                   in my life.  The objective
                                   is to enjoy their beauty.

                                   WHAT DO YOU CONSIDER THE
                                   BUSINESS MILESTONES IN YOUR
                                   LIFE?

                                   Being a founder of
                                   Neuberger&Berman and
                                   creating one of the first
                                   no-load mutual funds. I
                                   started on Wall Street in
                                   1929, and during the
                                   depression I managed my own
                                   money and that of my
                                   clientele.  We all
                                   prospered, but I wanted to
                                   have my own firm.  In 1939
                                   I became a founder of
                                   Neuberger&Berman, and for
                                   about 10 years we managed
                                   money for individuals with
                                   substantial financial
                                   assets.  But I also wanted
                                   to offer the smaller
                                   investor the benefits of
                                   professional money
                                   management, so in 1950 I
                                   created the Guardian Mutual
                                   Fund (now known as the
                                   Neuberger&Berman Guardian
                                   Fund).  The Fund was kind
                                   of an innovation in its
                                   time because it didn't
                                   charge a sales commission.
                                   I thought the public was
                                   being overcharged for
                                   mutual funds, so I wanted
                                   to create a fund that would
                                   be offered directly to the
                                   public without a sales
                                   charge.  Now of course the
                                   "no-load" fund business is
                                   a huge industry.  I managed
                                   the Fund myself for over 28
                                   years.

                                   PICTURE OF ROY NEUBERGER

                                   YOU'RE IN YOUR NINETIES AND
                                   STILL YOU GO INTO THE
                                   OFFICE EVERY DAY TO MANAGE
                                   YOUR INVESTMENTS.  WHY?

                                   I like the fun of being
                                   nimble in the stock market,
                                   and I'm addicted to the
                                   market's fascinations.

                                   WHAT CLOSING WORDS OF
                                   ADVICE DO YOU HAVE ABOUT
                                   INVESTING?

                                   Realize that there are
                                   opportunities at all times
                                   for the adventuresome
                                   investor.  And stay in good
                                   physical condition.  It's a
                                   strange thing.  You do not
                                   dissipate your energies by
                                   using them.  Exercise your
                                   body and your brain every
                                   day, and you'll do better
                                   in investments and in life.

                                   ROY NEUBERGER:  A BRIEF
                                   BIOGRAPHY

                                   Roy Neuberger is a founder
                                   of the investment
                                   management firm
                                   Neuberger&Berman, and a
                                   renowned value investor.
                                   He is also a recognized
                                   collector of contemporary
                                   American art, much of which
                                   he has given away to
                                   museums and colleges across
                                   the country.

                                   During the 1920s, Roy
                                   studied art in Paris.  When
                                   he realized he didn't
                                   possess the talent to
                                   become an artist, he
                                   decided to collect art, and
                                   to support this passion,
                                   Roy turned to investing --
                                   a pursuit for which his
                                   talents have proven more
                                   than adequate.

                                   A TALENT FOR INVESTING

                                        Roy began his
                                   investment career by
                                   joining a brokerage firm in
                                   1929, seven months before
                                   the "Great Crash."  Just
                                   weeks before "Black
                                   Monday," he shorted the
                                   stock of RCA, thinking it
                                   was overvalued.  He
                                   profited from the falling
                                   market and gained a
                                   reputation for market
                                   prescience and stock
                                   selection that has lasted
                                   his entire career.

                                   NEUBERGER&BERMAN'S FOUNDING

                                       Roy's investing acumen
                                   attracted many people who
                                   wished to have him manage
                                   their money.  In 1939, at
                                   the age of 36, after
                                   purchasing a seat on the
                                   New York Stock Exchange,
                                   Roy founded
                                   Neuberger&Berman to provide
                                   money management services
                                   to people who lacked the
                                   time, interest or expertise
                                   to manage their own assets.

                                   NEUBERGER&BERMAN -- OVER
                                   FIVE DECADES OF GROWTH


                                         Neuberger&Berman has
                                   grown through the years and
                                   now manages approximately
                                   $30 billion of equity and
                                   fixed income assets, both
                                   domestic and international,
                                   for individuals,
                                   institutions, and its
                                   family of no-load mutual
                                   funds.  Today, as when the
                                   firm was founded,
                                   Neuberger&Berman follows a
                                   value approach to
                                   investing, designed to
                                   enable clients to advance
                                   in good markets and
                                   minimize losses when
                                   conditions are less
                                   favorable.

                                   Neuberger&Berman
                                   Management Inc.
                                   SERVICE MARK

                                   605 Third Avenue,
                                   2nd Floor
                                   New York, NY
                                   10158-0180
                                   Shareholder Services
                                   (800) 877-9700

                                   COPYRIGHT SYMBOL 1995
                                   Neuberger&Berman

                                  PRINTED ON RECYCLED PAPER
                                     WITH SOY BASED INKS

===============================================================================

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 24 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:  Inapplicable.

         (b)      Exhibits:

                  Exhibit
                  Number                    Description

                  (1)    (a)      Certificate of Trust of Registrant.*

                         (b)      Trust Instrument of Registrant.*

                         (c) Schedule A to Trust Instrument of Registrant designating Series of Registrant.*

                  (2)             By-laws of Registrant.*

                  (3)             Voting Trust Agreement.  None.

                  (4)    (a)      Trust Instrument of Registrant, Articles IV,
                                  V and VI.*

                         (b)      By-laws of Registrant, Articles V, VI and
                                  VIII.*

                  (5)    (a)      Management Agreement Between Advisers
                                  Managers Trust and Neuberger&Berman
                                  Management Incorporated.*

                         (b)      Sub-Advisory Agreement Between
                                  Neuberger&Berman Management Incorporated and Neuberger&Berman with Respect to Advisers Managers Trust.*

                         (c) Substitution Agreement among Neuberger&Berman Management Inc., Advisers Managers Trust, Neuberger&Berman, L.P. and Neuberger&Berman, LLC.*

                  (6) Distribution Agreement Between Registrant and Neuberger&Berman Management Incorporated.*

                  (7)             Bonus, Profit Sharing or Pension Plans. None.

                  (8)    (a)      Custodian Contract Between Registrant and
                                  State Street Bank and Trust Company.**

PART C - Other Information
Page 2


                         (b) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.*

                         (c) Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.***

                         (d)      Custodian Fee Schedule.***

                  (9)    (a)      Transfer Agency Agreement Between Registrant
                                  and State Street Bank and Trust Company.**

                         (b) Administration Agreement Between Registrant and Neuberger&Berman Management
                                  Incorporated.*

                         (c)      Form of Fund Participation Agreement.*

                         (d) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.*

                         (e) Reimbursement Agreement between Registrant, on behalf of the International Portfolio, and Neuberger&Berman Management Inc.*

                         (f) Reimbursement Agreement between Registrant on behalf of the Mid-Cap Growth Portfolio, and Neuberger&Berman Managment Inc. To be filed in a Post-Effective Amendment to Registrant's Registration Statement prior to the effectiveness of this Registration Statement.

                         (g) Reimbursement Agreement between Registrant on behalf of the Guardian Portfolio, and Neuberger&Berman Managment Inc. To be filed in a Post-Effective Amendment to Registrant's Registration Statement prior to the effectiveness of this Registration Statement.

                  (10)   (a)      Consent of Dechert Price & Rhoads.  Filed
                                  herewith.

                         (b)      Opinion of Dechert Price & Rhoads.
                                  Incorporated by reference to Registrant's
                                  Rule 24f-2 Notice for the fiscal year ended
                                  December 31, 1996, File No. 2-88566.

                  (11)            Consent of Independent Auditors.  None

                  (12)            Financial Statements Omitted from Prospectus.
                                  None.

                  (13)            Letter of Investment Intent.  None.

                  (14)            Prototype Retirement Plan.  None.

                  (15)            Distribution Plan Pursuant to Rule 12b-1.*

                  (16)            Schedule of Computation of Performance
                                  Quotations.***

PART C - Other Information
Page 3


                  (17)            Financial Data Schedules.  None.

         * Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No.
                  0000943663-97-000091.

         ** Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No.
                  0000943663-96-000107.

         *** Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No.
                  0000943663-97-000094.

Item 25.          Persons Controlled By or Under Common Control with
                  Registrant

         Not Applicable.

Item 26.          Number of Holders of Securities

         No record holders as of August 1, 1997.

Item 27.          Indemnification

                  A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct
(i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as

PART C - Other Information
Page 4


that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

                  Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                  Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger&Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

                  Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger&Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or

PART C - Other Information
Page 5

gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

                  Section 9.1 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the
Administrator in respect of any matter arising in connection with the Administration Agreement. N&B Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which N&B Management believes to be genuine and to have been signed by the proper person or persons, and N&B Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by N&B
Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such
Portfolio; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that N&B Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) N&B
Management's  failure  to comply  with the terms of the  Agreement;  or (ii) N&B
Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees,

PART C - Other Information
Page 6


agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

                  Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Adviser and Sub-
                  Adviser

                  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PART C - Other Information
Page 7

     NAME                                   BUSINESS AND OTHER CONNECTIONS

Claudia A. Brandon                          Secretary, Neuberger&Berman
Vice President, N&B                         Advisers Management Trust (Delaware
Management                                  business trust); Secretary,
                                            Advisers Managers Trust; Secretary,
                                            Neuberger&Berman Income Funds;
                                            Secretary, Neuberger&Berman Income
                                            Trust; Secretary, Neuberger&Berman
                                            Equity Funds; Secretary,
                                            Neuberger&Berman Equity Trust;
                                            Secretary, Income Managers Trust;
                                            Secretary, Equity Managers Trust;
                                            Secretary, Global Managers Trust;
                                            Secretary, Neuberger&Berman Equity
                                            Assets.

Brooke A. Cobb                               Portfolio Manager, Putnam
Vice President                               Investment Management, Inc. (2).
N&B Management

Stacy Cooper-Shugrue                         Assistant Secretary,
Assistant Vice President,                    Neuberger&Berman Advisers
N&B Management                               Management Trust (Delaware business
                                             trust); Assistant Secretary,
                                             Advisers Managers Trust; Assistant
                                             Secretary, Neuberger&Berman Income
                                             Funds; Assistant Secretary,
                                             Neuberger&Berman Income Trust;
                                             Assistant Secretary,
                                             Neuberger&Berman Equity Funds;
                                             Assistant Secretary, Neuberger &
                                             Berman Equity Trust; Assistant
                                             Secretary, Income Managers Trust;
                                             Assistant Secretary, Equity
                                             Managers Trust; Assistant
                                             Secretary, Global Managers Trust;
                                             Assistant Secretary,
                                             Neuberger&Berman Equity Assets.

Barbara DiGiorgio                            Assistant Treasurer,
Assistant Vice President,                    Neuberger&Berman Advisers
N&B Management                               Management Trust (Delaware business
                                             trust); Assistant Treasurer,
                                             Advisers Managers Trust; Assistant
                                             Secretary, Neuberger&Berman Income
                                             Funds; Assistant Treasurer,
                                             Neuberger&Berman Income Trust;
                                             Assistant Treasurer,
                                             Neuberger&Berman Equity Funds;
                                             Assistant Treasurer, Neuberger &
                                             Berman Equity Trust; Assistant

PART C - Other Information
Page 8

     NAME                                   BUSINESS AND OTHER CONNECTIONS

                                             Treasurer, Income Managers Trust;
                                             Assistant Treasurer, Equity
                                             Managers Trust; Assistant
                                             Treasurer, Global Managers Trust;
                                             Assistant Treasurer,
                                             Neuberger&Berman Equity Assets.


Stanley Egener                               Chairman of the Board and Trustee,
President and Director,                      Neuberger&Berman Advisers
N&B Management;                              Management Trust (Delaware business
Principal,                                   trust); Chairman of the Board and
Neuberger&Berman, LLC                        Trustee, Advisers Managers Trust;
                                             Chairman of the Board and Trustee,
                                             Neuberger&Berman Income Funds;
                                             Chairman of the Board and Trustee,
                                             Neuberger&Berman Income Trust;
                                             Chairman of the Board and Trustee,
                                             Neuberger&Berman Equity Funds;
                                             Chairman of the Board and Trustee,
                                             Neuberger&Berman Equity Trust;
                                             Chairman of the Board and Trustee,
                                             Income Managers Trust; Chairman of
                                             the Board and Trustee, Equity
                                             Managers Trust; Chairman of the
                                             Board and Trustee, Global Managers
                                             Trust; Chairman of the Board and
                                             Trustee, Neuberger&Berman Equity
                                             Assets.


Theodore P. Giuliano                         President and Trustee,
Vice President and                           Neuberger&Berman Income Funds;
Director, N&B                                President and Trustee,
Management; Principal,                       Neuberger&Berman Income Trust;
Neuberger&Berman, LLC                        President and Trustee, Income
                                             Managers Trust.

C. Carl Randolph                             Assistant Secretary,
Principal,                                   Neuberger&Berman Advisers
Neuberger&Berman, LLC                        Management Trust (Delaware business
                                             trust); Assistant Secretary,
                                             Advisers Managers Trust; Assistant
                                             Secretary, Neuberger&Berman Income
                                             Funds; Assistant Secretary,
                                             Neuberger&Berman Income Trust;
                                             Assistant Secretary
                                             Neuberger&Berman Equity Funds;
                                             Assistant Secretary,
                                             Neuberger&Berman Equity Trust;
                                             Assistant Secretary, Income

PART C - Other Information
Page 9

     NAME                                   BUSINESS AND OTHER CONNECTIONS

                                             Managers Trust; Assistant
                                             Secretary, Equity Managers Trust;
                                             Assistant Secretary, Global
                                             Managers Trust; Assistant
                                             Secretary, Neuberger &
                                             Berman Equity Assets.

Richard Russell                              Treasurer, Neuberger&Berman
Vice President,                              Advisers Management Trust (Delaware
N&B Management                               business trust); Treasurer,
                                             Advisers Managers Trust; Treasurer,
                                             Neuberger&Berman Income Funds;
                                             Treasurer, Neuberger&Berman Income
                                             Trust; Treasurer, Neuberger&Berman
                                             Equity Funds; Treasurer,
                                             Neuberger&Berman Equity Trust;
                                             Treasurer, Income Managers Trust;
                                             Treasurer, Equity Managers Trust;
                                             Treasurer, Global Managers Trust;
                                             Treasurer, Neuberger&Berman Equity
                                             Assets.

Jennifer K. Silver                           Portfolio Manager, Putnam
Vice President,                              Investment Management, Inc. (2)
N&B Management
Principal,
Neuberger&Berman LLC

Daniel J. Sullivan                           Vice President, Neuberger&Berman
Senior Vice President,                       Advisers Management Trust (Delaware
N&B Management                               business trust); Vice President,
                                             Advisers Managers Trust; Vice
                                             President, Neuberger&Berman Income
                                             Funds; Vice President,
                                             Neuberger&Berman Income Trust; Vice
                                             President, Neuberger&Berman Equity
                                             Funds; Vice President,
                                             Neuberger&Berman Equity Trust; Vice
                                             President, Income Managers Trust;
                                             Vice President, Equity Managers
                                             Trust; Vice President, Global
                                             Managers Trust; Vice President,
                                             Neuberger&Berman Equity Assets.

Michael J. Weiner                            Vice President, Neuberger&Berman
Senior Vice President                        Advisers Management Trust (Delaware
N&B Management                               business trust); Vice President,
                                             Advisers Managers Trust; Vice
                                             President, Neuberger&Berman Income

PART C - Other Information
Page 10

     NAME                                   BUSINESS AND OTHER CONNECTIONS

                                             Funds; Vice President,
                                             Neuberger&Berman Income Trust; Vice
                                             President, Neuberger&Berman
                                             Equity Funds; Vice President,
                                             Neuberger&Berman Equity Trust; Vice
                                             President, Income Managers
                                             Trust; Vice President, Equity
                                             Managers Trust; Vice President,
                                             Global Managers Trust; Vice
                                             President, Neuberger&Berman Equity
                                             Assets.

Celeste Wischerth                            Assistant Treasurer,
Assistant Vice President,                    Neuberger&Berman Advisers
N&B Management                               Management Trust (Delaware business
                                             trust); Assistant Treasurer,
                                             Advisers Managers Trust; Assistant
                                             Treasurer, Neuberger&Berman Income
                                             Funds; Assistant Treasurer,
                                             Neuberger&Berman Income Trust;
                                             Assistant Treasurer,
                                             Neuberger&Berman Equity Funds;
                                             Assistant Treasurer,
                                             Neuberger&Berman Equity Trust;
                                             Assistant Treasurer, Income
                                             Managers Trust; Assistant
                                             Treasurer, Equity Managers Trust;
                                             Assistant Treasurer, Global
                                             Managers Trust; Assistant
                                             Treasurer, Neuberger&Berman Equity
                                             Assets.

Lawrence Zicklin                             President and Trustee,
Director, N&B Management;                    Neuberger&Berman Advisers
Principal,                                   Management Trust (Delaware business
Neuberger&Berman, LLC                        trust); President and Trustee,
                                             Advisers Managers Trust; President
                                             and Trustee, Neuberger&Berman
                                             Equity Funds; President and
                                             Trustee, Neuberger&Berman Equity
                                             Trust; President and Trustee,
                                             Equity Managers Trust; President,
                                             Global Managers Trust: President
                                             and Trustee, Neuberger&Berman
                                             Equity Assets.

PART C - Other Information
Page 11


                  The principal address of N&B Management, Neuberger&Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.



-------------------
(1)      Until October 31, 1995.
(2)      Until June 1997.


Item 29.          Principal Underwriters

         (a) Neuberger&Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                           Neuberger&Berman Equity Funds
                           Neuberger&Berman Equity Assets
                           Neuberger&Berman Equity Trust
                           Neuberger&Berman Income Funds
                           Neuberger&Berman Income Trust

                  Neuberger&Berman   Management   Incorporated   is   also   the
investment adviser to the master funds in which each of the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
NAME                                WITH UNDERWRITER                            WITH REGISTRANT

Claudia A. Brandon                  Vice President                              Secretary

Patrick T. Byrne                    Vice President                              None

Richard A. Cantor                   Chairman of the Board and                   None
                                    Director

Valerie Chang                       Assistant Vice President                    None

Brooke A. Cobb                      Vice President                              None

Robert Conti                        Treasurer                                   None

PART C - Other Information
Page 12

                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
NAME                                WITH UNDERWRITER                            WITH REGISTRANT

Stacy Cooper-Shugrue                Assistant Vice President                    Assistant Secretary

William Cunningham                  Vice President                              None

Barbara DiGiorgio                   Assistant Vice President                    Assistant Treasurer

Roberta D'Orio                      Assistant Vice President                    None

Stanley Egener                      President and Director                      Chairman of the Board of
                                                                                Trustees (Chief Executive Officer)

Brian J. Gaffney                    Vice President                              None

Joseph G. Galli                     Assistant Vice President                    None

Robert I. Gendelman                 Vice President                              None

Theodore P. Giuliano                Vice President and Director                 None

Leslie Holliday-Soto                Assistant Vice President                    None

Jody L. Irwin                       Assistant Vice President                    None

Michael M. Kassen                   Vice President  and Director                None

Irwin Lainoff                       Director                                    None

Josephine Mahaney                   Vice President                              None

Carmen G. Martinez                  Assistant Vice President                    None

Ellen Metzger                       Vice President and                          None
                                    Secretary

Paul Metzger                        Vice President                              None

Loraine Olavarria                   Assistant Secretary                         None

Janet W. Prindle                    Vice President                              None

Joseph S. Quirk                     Assistant Vice President                    None

Kevin L. Risen                      Vice President                              None

Richard Russell                     Vice President                              Treasurer (Principal
                                                                                Accounting Officer)

PART C - Other Information
Page 13

Kent C. Simons                      Vice President                              None

Frederick B. Soule                  Vice President                              None

Daniel J. Sullivan                  Senior Vice President                       Vice President

Peter E. Sundman                    Senior Vice President                       None

Susan Switzer                       Assistant Vice President                    None

Andrea Trachtenberg                 Vice President of Marketing                 None

Judith M. Vale                      Vice President                              None

Susan Walsh                         Vice President                              None

Michael J. Weiner                   Senior Vice President                       Vice President
                                                                                (Principal Financial Officer)

Celeste Wischerth                   Assistant Vice President                    Assistant Treasurer

Thomas Wolfe                        Vice President                              None

KimMarie Zamot                      Assistant Vice President                    None

Lawrence Zicklin                    Director                                    Trustee and President



         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.          Location of Accounts and Records

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

PART C - Other Information
Page 14

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Advisers Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Advisers Managers Trust's Trust Instrument and Bylaws, minutes of meetings of the Advisers Managers Trust's Trustees and shareholders and the Advisers Managers Trust's policies and contracts, which are maintained at the offices of the Advisers Managers Trust, 605 Third Avenue, New York, New York 10158.

Item 31.          Management Services

                  Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item  32.         Undertakings

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 31st day of July, 1997.

                                                NEUBERGER & BERMAN
                                                ADVISERS MANAGEMENT TRUST



                                       By:   /S/ Lawrence Zicklin
                                                Lawrence Zicklin
                                                President, Trustee and
                                                Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities and on the date indicated.

    Signature                    Title                   Date


/S/ Stanley Egener         Chairman and Trustee          July 31, 1997
Stanley Egener


/S/ Lawrence Zicklin       President and Trustee         July 31, 1997
Lawrence Zicklin       (Principal Executive Officer)


/S/ Michael J. Weiner         Vice President             July 31, 1997
Michael J. Weiner      (Principal Financial Officer)


/S/ Richard Russell             Treasurer                July 31, 1997
Richard Russell        (Principal Accounting Officer)


/S/ Faith Colish                Trustee                  July 29, 1997
Faith Colish


/S/ Walter G. Ehlers            Trustee                  July 31, 1997
Walter G. Ehlers


/S/ Leslie A. Jacobson          Trustee                  July 29, 1997
Leslie A. Jacobson


/S/ Robert M. Porter            Trustee                  July 29, 1997
Robert M. Porter


/S/ Ruth E. Salzmann            Trustee                  July 29, 1997
Ruth E. Salzmann


-----------------               Trustee
Peter P. Trapp

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ADVISERS MANAGERS TRUST has duly caused this Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 31st day of July, 1997.

                                              ADVISERS MANAGERS TRUST



                                       By:  /S/ Lawrence Zicklin
                                               Lawrence Zicklin
                                               President, Trustee and
                                               Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities and on the date indicated.

    Signature                    Title                   Date


/S/ Stanley Egener         Chairman and Trustee          July 31, 1997
Stanley Egener


/S/ Lawrence Zicklin       President and Trustee         July 31, 1997
Lawrence Zicklin       (Principal Executive Officer)


/S/ Michael J. Weiner        Vice President              July 31, 1997
Michael J. Weiner      (Principal Financial Officer)


/S/ Richard Russell            Treasurer                 July 31, 1997
Richard Russell        (Principal Accounting Officer)


/S/ Faith Colish                Trustee                  July 29, 1997
Faith Colish


/S/ Walter G. Ehlers            Trustee                  July 31, 1997
Walter G. Ehlers


/S/ Leslie A. Jacobson          Trustee                  July 29, 1997
Leslie A. Jacobson


/S/ Robert M. Porter            Trustee                  July 29, 1997
Robert M. Porter


/S/ Ruth E. Salzmann            Trustee                  July 29, 1997
Ruth E. Salzmann


--------------------            Trustee
Peter P. Trapp